UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of November 30, 2012

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (100.1%)
United States Treasury Bill	0.103%–0.105%	12/6/12	830,000	829,988
United States Treasury Bill	0.105%	12/13/12	794,000	793,972
United States Treasury Bill	0.105%–0.154%	12/20/12	1,370,000	1,369,910
United States Treasury Bill	0.115%	12/27/12	1,015,000	1,014,916
United States Treasury Bill	0.086%–0.088%	1/3/13	891,880	891,809
United States Treasury Bill	0.110%–0.145%	1/10/13	1,108,000	1,107,856
United States Treasury Bill	0.113%–0.143%	1/17/13	415,000	414,929
United States Treasury Bill	0.103%–0.140%	1/24/13	880,000	879,856
United States Treasury Bill	0.126%	1/31/13	785,000	784,832
United States Treasury Bill	0.103%–0.138%	2/7/13	843,000	842,822
United States Treasury Bill	0.103%–0.145%	2/14/13	750,000	749,830
United States Treasury Bill	0.090%	2/21/13	748,000	747,847
United States Treasury Bill	0.100%	2/28/13	730,000	729,819
United States Treasury Bill	0.140%	3/7/13	293,000	292,891
United States Treasury Bill	0.138%	3/14/13	100,000	99,961
United States Treasury Bill	0.133%	3/21/13	100,000	99,959
United States Treasury Bill	0.148%–0.150%	4/18/13	450,000	449,743
United States Treasury Bill	0.150%	4/25/13	134,000	133,919
United States Treasury Bill	0.145%	5/16/13	175,000	174,883
United States Treasury Bill	0.135%	5/23/13	220,000	219,857
United States Treasury Note/Bond	3.875%	2/15/13	100,000	100,764
United States Treasury Note/Bond	1.375%	5/15/13	250,000	251,383
Total U.S. Government and Agency Obligations (Cost $12,981,746)				12,981,746
Total Investments (100.1%) (Cost $12,981,746)				12,981,746
Other Assets and Liabilities-Net (-0.1%)				(10,192)
Net Assets (100%)				12,971,554

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (11.9%)
Comcast Corp. Class A	29,006	1,079
Walt Disney Co.	19,450	966
Home Depot Inc.	8,825	574
News Corp. Class A	22,073	544
Time Warner Inc.	10,291	487
Ford Motor Co.	41,361	474
Lowe's Cos. Inc.	12,359	446
CBS Corp. Class B	6,458	232
Johnson Controls Inc.	7,406	204
Carnival Corp.	4,848	187
Target Corp.	2,770	175
Macy's Inc.	4,362	169
Gap Inc.	3,230	111
Time Warner Cable Inc.	1,065	101
* CarMax Inc.	2,469	90
Staples Inc.	7,404	87
Whirlpool Corp.	843	86
Mattel Inc.	2,035	76
Wyndham Worldwide Corp.	1,537	76
Newell Rubbermaid Inc.	3,140	69
Harley-Davidson Inc.	1,456	68
McGraw-Hill Cos. Inc.	1,274	68
Lennar Corp. Class A	1,759	67
Omnicom Group Inc.	1,207	60
Marriott International Inc. Class A	1,635	59
DR Horton Inc.	3,003	58
H&R Block Inc.	2,936	53
Interpublic Group of Cos. Inc.	4,715	51
Starwood Hotels & Resorts Worldwide Inc.	893	48
Gannett Co. Inc.	2,515	45
Leggett & Platt Inc.	1,516	42
Limited Brands Inc.	798	42
Abercrombie & Fitch Co.	900	41
International Game Technology	2,901	40
Best Buy Co. Inc.	2,879	38
* PulteGroup Inc.	2,223	37
Kohl's Corp.	817	37
GameStop Corp. Class A	1,336	35
* Goodyear Tire & Rubber Co.	2,649	33
Genuine Parts Co.	506	33
Cablevision Systems Corp. Class A	2,339	32
Harman International Industries Inc.	725	29
JC Penney Co. Inc.	1,551	28
Expedia Inc.	382	24
Darden Restaurants Inc.	421	22
Nordstrom Inc.	411	22
Hasbro Inc.	509	20
* BorgWarner Inc.	289	19
Washington Post Co. Class B	50	18

* TripAdvisor Inc.	463	18
* AutoNation Inc.	415	16
* Urban Outfitters Inc.	275	10
* Big Lots Inc.	223	6
		7,452
Consumer Staples (7.6%)
CVS Caremark Corp.	13,792	642
Procter & Gamble Co.	7,467	522
Altria Group Inc.	14,770	499
Wal-Mart Stores Inc.	6,737	485
Walgreen Co.	9,296	315
Mondelez International Inc. Class A	8,854	229
Sysco Corp.	6,355	201
Costco Wholesale Corp.	1,923	200
Archer-Daniels-Midland Co.	7,135	191
Kroger Co.	5,912	155
ConAgra Foods Inc.	4,397	131
* Kraft Foods Group Inc.	2,885	131
Beam Inc.	1,721	97
General Mills Inc.	2,325	95
Coca-Cola Enterprises Inc.	3,008	94
Molson Coors Brewing Co. Class B	1,691	70
Reynolds American Inc.	1,602	70
Avon Products Inc.	4,688	65
Tyson Foods Inc. Class A	3,136	60
* Constellation Brands Inc. Class A	1,591	57
Lorillard Inc.	454	55
Dr Pepper Snapple Group Inc.	1,096	49
HJ Heinz Co.	830	49
Safeway Inc.	2,600	45
JM Smucker Co.	500	44
Whole Foods Market Inc.	465	43
* Dean Foods Co.	2,001	34
Campbell Soup Co.	876	32
Clorox Co.	420	32
McCormick & Co. Inc.	406	26
Hormel Foods Corp.	805	25
		4,743
Energy (10.8%)
Exxon Mobil Corp.	18,014	1,588
Chevron Corp.	9,784	1,034
ConocoPhillips	13,166	750
Phillips 66	6,791	356
Marathon Oil Corp.	7,648	236
Marathon Petroleum Corp.	3,666	218
Devon Energy Corp.	4,081	211
Anadarko Petroleum Corp.	2,763	202
Valero Energy Corp.	5,977	193
Occidental Petroleum Corp.	2,456	185
Hess Corp.	3,220	160
Halliburton Co.	4,230	141
Williams Cos. Inc.	3,865	127
Kinder Morgan Inc.	3,569	121
Murphy Oil Corp.	2,001	113
Spectra Energy Corp.	3,893	109
Ensco plc Class A	1,714	100

Apache Corp.	1,272	98
Chesapeake Energy Corp.	5,626	96
National Oilwell Varco Inc.	1,387	95
Noble Corp.	2,739	94
Baker Hughes Inc.	1,912	82
Noble Energy Inc.	714	70
* Denbury Resources Inc.	4,248	65
Tesoro Corp.	1,510	64
QEP Resources Inc.	1,925	54
* Nabors Industries Ltd.	3,145	46
* Rowan Cos. plc Class A	1,345	43
EQT Corp.	646	39
Range Resources Corp.	490	31
CONSOL Energy Inc.	693	22
* WPX Energy Inc.	979	15
* Newfield Exploration Co.	471	11
		6,769
Financials (27.1%)
Wells Fargo & Co.	53,251	1,758
* Berkshire Hathaway Inc. Class B	19,879	1,751
JPMorgan Chase & Co.	41,178	1,692
Bank of America Corp.	116,821	1,152
Citigroup Inc.	31,788	1,099
US Bancorp	20,545	663
Goldman Sachs Group Inc.	4,887	576
* American International Group Inc.	12,637	419
MetLife Inc.	11,511	382
Capital One Financial Corp.	6,298	363
PNC Financial Services Group Inc.	5,741	322
Bank of New York Mellon Corp.	12,795	306
ACE Ltd.	3,675	291
Prudential Financial Inc.	5,053	263
Morgan Stanley	14,994	253
American Express Co.	4,279	239
Discover Financial Services	5,587	232
State Street Corp.	5,198	231
BB&T Corp.	7,569	213
Allstate Corp.	5,252	213
Marsh & McLennan Cos. Inc.	5,894	208
CME Group Inc.	3,314	183
Simon Property Group Inc.	1,117	170
Weyerhaeuser Co.	5,833	161
SunTrust Banks Inc.	5,841	159
Charles Schwab Corp.	11,887	156
Fifth Third Bancorp	9,972	146
Travelers Cos. Inc.	2,003	142
Ameriprise Financial Inc.	2,281	138
Loews Corp.	3,382	138
Progressive Corp.	6,067	129
M&T Bank Corp.	1,303	127
HCP Inc.	2,743	124
Invesco Ltd.	4,833	121
Host Hotels & Resorts Inc.	7,826	115
Northern Trust Corp.	2,372	114
Prologis Inc.	3,149	107
Regions Financial Corp.	15,320	102
Hartford Financial Services Group Inc.	4,730	100

Chubb Corp.	1,242	96
Kimco Realty Corp.	4,423	85
SLM Corp.	5,075	84
KeyCorp	10,242	83
Principal Financial Group Inc.	2,999	81
XL Group plc Class A	3,304	80
Boston Properties Inc.	753	77
Lincoln National Corp.	3,020	75
Health Care REIT Inc.	1,188	70
Vornado Realty Trust	860	66
Aon plc	1,150	65
Cincinnati Financial Corp.	1,582	64
Public Storage	454	64
NYSE Euronext	2,663	62
Comerica Inc.	2,096	62
Unum Group	3,034	62
* CBRE Group Inc. Class A	3,267	62
Huntington Bancshares Inc.	9,310	57
Equity Residential	1,003	56
Torchmark Corp.	1,033	54
AvalonBay Communities Inc.	375	49
Moody's Corp.	987	48
Leucadia National Corp.	2,138	47
People's United Financial Inc.	3,785	46
Hudson City Bancorp Inc.	5,144	41
Zions Bancorporation	1,989	40
Plum Creek Timber Co. Inc.	925	40
Legg Mason Inc.	1,300	33
* Genworth Financial Inc. Class A	5,340	32
NASDAQ OMX Group Inc.	1,294	31
Assurant Inc.	883	30
First Horizon National Corp.	2,675	25
* E*TRADE Financial Corp.	2,775	23
Apartment Investment & Management Co. Class A	911	23
Federated Investors Inc. Class B	1,015	20
		16,991
Health Care (7.5%)
Pfizer Inc.	80,969	2,026
Merck & Co. Inc.	11,558	512
McKesson Corp.	2,560	242
Bristol-Myers Squibb Co.	7,104	232
Cigna Corp.	3,129	164
Medtronic Inc.	3,873	163
Eli Lilly & Co.	3,322	163
Cardinal Health Inc.	3,701	150
AmerisourceBergen Corp. Class A	2,729	115
Thermo Fisher Scientific Inc.	1,588	101
WellPoint Inc.	1,613	90
* Forest Laboratories Inc.	2,540	90
* Boston Scientific Corp.	15,354	85
Covidien plc	1,459	85
Aetna Inc.	1,663	72
* CareFusion Corp.	2,411	67
Coventry Health Care Inc.	1,445	63
* Hospira Inc.	1,797	54
Humana Inc.	733	48
Agilent Technologies Inc.	1,127	43

PerkinElmer Inc.	1,230	39
* Tenet Healthcare Corp.	1,122	32
DENTSPLY International Inc.	608	24
Patterson Cos. Inc.	454	15
		4,675
Industrials (10.9%)
General Electric Co.	114,457	2,419
FedEx Corp.	3,166	283
Caterpillar Inc.	2,481	212
Boeing Co.	2,787	207
United Technologies Corp.	2,546	204
Honeywell International Inc.	3,130	192
Eaton Corp.	3,659	191
Northrop Grumman Corp.	2,682	179
PACCAR Inc.	3,834	168
Waste Management Inc.	4,728	154
Ingersoll-Rand plc	3,112	152
3M Co.	1,583	144
Tyco International Ltd.	4,992	142
Cooper Industries plc	1,730	129
CSX Corp.	5,969	118
Emerson Electric Co.	2,283	115
Illinois Tool Works Inc.	1,824	112
Precision Castparts Corp.	568	104
Republic Services Inc. Class A	3,254	93
General Dynamics Corp.	1,369	91
ADT Corp.	1,895	87
Raytheon Co.	1,512	86
L-3 Communications Holdings Inc.	1,045	80
Danaher Corp.	1,454	78
Southwest Airlines Co.	8,036	77
Textron Inc.	3,037	71
Pentair Ltd.	1,345	65
* Quanta Services Inc.	2,311	60
Stanley Black & Decker Inc.	820	59
* Jacobs Engineering Group Inc.	1,411	58
Xylem Inc.	2,015	53
Norfolk Southern Corp.	830	50
Cintas Corp.	1,166	48
Cummins Inc.	479	47
Parker Hannifin Corp.	567	47
Masco Corp.	2,664	45
Fluor Corp.	739	39
Dover Corp.	612	39
Avery Dennison Corp.	1,105	37
Fastenal Co.	845	35
Equifax Inc.	602	31
Robert Half International Inc.	991	28
Iron Mountain Inc.	874	28
Ryder System Inc.	558	26
Expeditors International of Washington Inc.	656	25
Pitney Bowes Inc.	2,167	24
Rockwell Collins Inc.	420	24
Snap-on Inc.	289	23
RR Donnelley & Sons Co.	1,965	18

Flowserve Corp.	132	18
		6,815
Information Technology (9.6%)
Cisco Systems Inc.	57,344	1,084
Microsoft Corp.	35,169	936
Intel Corp.	26,579	520
Hewlett-Packard Co.	21,330	277
* EMC Corp.	10,238	254
* eBay Inc.	4,396	232
* Yahoo! Inc.	11,293	212
Corning Inc.	16,125	197
Motorola Solutions Inc.	3,106	169
TE Connectivity Ltd.	4,640	163
Texas Instruments Inc.	5,307	157
Dell Inc.	15,806	152
Applied Materials Inc.	13,431	144
Accenture plc Class A	1,721	117
* Adobe Systems Inc.	2,876	100
Fidelity National Information Services Inc.	2,719	98
Xerox Corp.	14,180	97
* Symantec Corp.	4,482	84
CA Inc.	3,720	83
Western Digital Corp.	2,417	81
Seagate Technology plc	2,761	69
* Micron Technology Inc.	11,016	66
Computer Sciences Corp.	1,689	64
Harris Corp.	1,225	58
Paychex Inc.	1,708	56
NVIDIA Corp.	4,563	55
Analog Devices Inc.	1,257	51
Western Union Co.	3,454	44
* Autodesk Inc.	1,257	42
Molex Inc.	1,486	39
Jabil Circuit Inc.	2,024	39
Total System Services Inc.	1,748	38
SAIC Inc.	3,070	35
* Juniper Networks Inc.	1,937	35
* VeriSign Inc.	886	30
* JDS Uniphase Corp.	2,490	30
Linear Technology Corp.	868	29
* Electronic Arts Inc.	1,777	26
* LSI Corp.	3,008	20
* BMC Software Inc.	397	16
* Advanced Micro Devices Inc.	6,511	14
* Teradyne Inc.	739	12
FLIR Systems Inc.	381	8
		6,033
Materials (3.1%)
Freeport-McMoRan Copper & Gold Inc.	10,286	401
Dow Chemical Co.	12,984	392
International Paper Co.	4,741	176
Nucor Corp.	3,447	142
EI du Pont de Nemours & Co.	3,232	140
Alcoa Inc.	11,571	97
LyondellBasell Industries NV Class A	1,659	83
Vulcan Materials Co.	1,406	74

Air Products & Chemicals Inc.	779	65
Mosaic Co.	1,106	60
MeadWestvaco Corp.	1,889	58
Eastman Chemical Co.	861	52
Bemis Co. Inc.	1,126	38
* Owens-Illinois Inc.	1,799	36
Sealed Air Corp.	2,101	35
United States Steel Corp.	1,566	34
Ball Corp.	737	33
Allegheny Technologies Inc.	1,155	30
Airgas Inc.	201	18
Titanium Metals Corp.	790	13
		1,977
Telecommunication Services (5.3%)
AT&T Inc.	62,536	2,134
Verizon Communications Inc.	14,207	627
CenturyLink Inc.	6,750	262
* Sprint Nextel Corp.	32,515	186
Windstream Corp.	6,398	54
Frontier Communications Corp.	10,847	52
* MetroPCS Communications Inc.	3,423	37
		3,352
Utilities (6.3%)
Duke Energy Corp.	7,637	487
Exelon Corp.	9,260	280
American Electric Power Co. Inc.	5,250	224
FirstEnergy Corp.	4,531	192
PG&E Corp.	4,619	189
PPL Corp.	6,295	185
Southern Co.	3,889	169
Sempra Energy	2,437	167
Public Service Enterprise Group Inc.	5,485	165
Edison International	3,534	161
Xcel Energy Inc.	5,291	143
NextEra Energy Inc.	1,923	132
Northeast Utilities	3,396	132
Entergy Corp.	1,921	122
DTE Energy Co.	1,863	113
Dominion Resources Inc.	1,868	96
Wisconsin Energy Corp.	2,495	94
CenterPoint Energy Inc.	4,642	92
Consolidated Edison Inc.	1,496	83
NiSource Inc.	3,355	81
Ameren Corp.	2,637	79
AES Corp.	6,713	72
CMS Energy Corp.	2,868	70
SCANA Corp.	1,421	66
Pinnacle West Capital Corp.	1,190	61
NRG Energy Inc.	2,468	52
AGL Resources Inc.	1,268	49
Pepco Holdings Inc.	2,482	49
Integrys Energy Group Inc.	844	45
ONEOK Inc.	891	40
TECO Energy Inc.	2,203	37
		3,927
Total Common Stocks (Cost $56,824)		62,734

Total Investments (100.1%) (Cost $56,824)	62,734
Other Assets and Liabilities-Net (-0.1%)	(86)
Net Assets (100%)	62,648
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $56,824,000. Net unrealized appreciation of investment securities for tax purposes was $5,910,000, consisting of unrealized gains of $7,005,000 on securities that had risen in value since their purchase and $1,095,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (11.2%)
* Amazon.com Inc.	5,375	1,355
McDonald's Corp.	14,987	1,305
Home Depot Inc.	10,306	671
Starbucks Corp.	11,295	586
NIKE Inc. Class B	5,464	533
* priceline.com Inc.	740	491
TJX Cos. Inc.	10,940	485
* DIRECTV	9,324	463
Yum! Brands Inc.	6,775	455
Target Corp.	5,938	375
Viacom Inc. Class B	7,031	363
Time Warner Cable Inc.	3,097	294
Coach Inc.	4,235	245
* Discovery Communications Inc. Class A	3,670	222
* AutoZone Inc.	556	213
VF Corp.	1,305	209
* Bed Bath & Beyond Inc.	3,448	202
* Dollar General Corp.	3,952	198
Ross Stores Inc.	3,326	189
* O'Reilly Automotive Inc.	1,763	166
* Dollar Tree Inc.	3,427	143
Ralph Lauren Corp. Class A	909	143
Wynn Resorts Ltd.	1,177	132
McGraw-Hill Cos. Inc.	2,409	128
Limited Brands Inc.	2,444	127
* Chipotle Mexican Grill Inc. Class A	471	124
Omnicom Group Inc.	2,285	114
PetSmart Inc.	1,603	113
Genuine Parts Co.	1,611	105
Tiffany & Co.	1,773	105
Family Dollar Stores Inc.	1,444	103
Kohl's Corp.	2,088	93
Nordstrom Inc.	1,707	92
Starwood Hotels & Resorts Worldwide Inc.	1,693	91
* BorgWarner Inc.	1,310	87
Mattel Inc.	2,277	85
Scripps Networks Interactive Inc. Class A	1,287	76
* Fossil Inc.	816	71
Darden Restaurants Inc.	1,332	70
* Netflix Inc.	824	67
Harley-Davidson Inc.	1,391	65
Expedia Inc.	890	55
Marriott International Inc. Class A	1,494	54
* Urban Outfitters Inc.	1,268	48
Hasbro Inc.	1,013	39
* TripAdvisor Inc.	996	38
* PulteGroup Inc.	1,954	33
* Apollo Group Inc. Class A	1,493	29

* Big Lots Inc.	604	17
		11,467
Consumer Staples (14.0%)
Philip Morris International Inc.	25,052	2,252
Coca-Cola Co.	57,538	2,182
Procter & Gamble Co.	30,699	2,144
PepsiCo Inc.	23,129	1,624
Wal-Mart Stores Inc.	15,736	1,133
Colgate-Palmolive Co.	6,624	719
Kimberly-Clark Corp.	5,870	503
Costco Wholesale Corp.	3,788	394
Mondelez International Inc. Class A	14,242	369
Altria Group Inc.	9,970	337
General Mills Inc.	6,449	264
* Kraft Foods Group Inc.	4,836	219
HJ Heinz Co.	3,614	211
Estee Lauder Cos. Inc. Class A	3,565	208
Mead Johnson Nutrition Co.	3,026	206
Kellogg Co.	3,669	203
Whole Foods Market Inc.	1,915	179
Hershey Co.	2,250	165
Lorillard Inc.	1,322	160
Brown-Forman Corp. Class B	2,256	158
* Monster Beverage Corp.	2,278	119
Reynolds American Inc.	2,674	117
Clorox Co.	1,349	103
McCormick & Co. Inc.	1,417	91
JM Smucker Co.	941	83
Dr Pepper Snapple Group Inc.	1,626	73
Campbell Soup Co.	1,469	54
Hormel Foods Corp.	903	28
		14,298
Energy (11.2%)
Exxon Mobil Corp.	43,904	3,870
Chevron Corp.	15,747	1,664
Schlumberger Ltd.	19,722	1,412
Occidental Petroleum Corp.	8,667	652
EOG Resources Inc.	4,010	472
Apache Corp.	4,067	314
National Oilwell Varco Inc.	4,437	303
Halliburton Co.	7,997	267
Anadarko Petroleum Corp.	3,636	266
* Cameron International Corp.	3,658	197
Pioneer Natural Resources Co.	1,829	196
* Southwestern Energy Co.	5,175	180
Baker Hughes Inc.	3,928	169
Noble Energy Inc.	1,667	163
Kinder Morgan Inc.	4,514	153
Cabot Oil & Gas Corp.	3,124	147
* FMC Technologies Inc.	3,537	145
Williams Cos. Inc.	3,993	131
Spectra Energy Corp.	4,359	122
Range Resources Corp.	1,735	111
Peabody Energy Corp.	3,996	100
Helmerich & Payne Inc.	1,573	82
EQT Corp.	1,332	80

CONSOL Energy Inc.	2,432	76
Diamond Offshore Drilling Inc.	1,032	71
Ensco plc Class A	1,104	64
* Newfield Exploration Co.	1,368	33
* WPX Energy Inc.	1,590	25
		11,465
Financials (4.8%)
American Express Co.	8,788	491
Simon Property Group Inc.	2,976	453
American Tower Corporation	5,874	440
BlackRock Inc.	1,900	374
Aflac Inc.	6,953	368
Ventas Inc.	4,387	279
Franklin Resources Inc.	2,051	271
T. Rowe Price Group Inc.	3,774	244
Public Storage	1,520	214
Travelers Cos. Inc.	2,975	211
Equity Residential	3,368	187
Aon plc	3,211	182
Chubb Corp.	2,251	173
AvalonBay Communities Inc.	1,143	151
* IntercontinentalExchange Inc.	1,079	143
HCP Inc.	2,955	133
Health Care REIT Inc.	2,154	127
Boston Properties Inc.	1,207	124
Vornado Realty Trust	1,334	102
Prologis Inc.	2,529	86
Moody's Corp.	1,537	75
Plum Creek Timber Co. Inc.	1,128	48
Apartment Investment & Management Co. Class A	907	23
		4,899
Health Care (16.1%)
Johnson & Johnson	40,974	2,857
Abbott Laboratories	23,323	1,516
Merck & Co. Inc.	29,421	1,303
Amgen Inc.	11,455	1,017
* Gilead Sciences Inc.	11,244	843
UnitedHealth Group Inc.	15,348	835
* Express Scripts Holding Co.	12,049	649
Baxter International Inc.	8,133	539
* Biogen Idec Inc.	3,514	524
Eli Lilly & Co.	10,626	521
* Celgene Corp.	6,413	504
Bristol-Myers Squibb Co.	15,221	497
Allergan Inc.	4,572	424
Medtronic Inc.	9,846	415
* Intuitive Surgical Inc.	593	314
Covidien plc	5,138	298
* Alexion Pharmaceuticals Inc.	2,867	275
Stryker Corp.	4,293	232
Becton Dickinson and Co.	2,966	227
Thermo Fisher Scientific Inc.	3,254	207
Zimmer Holdings Inc.	2,592	171
* Watson Pharmaceuticals Inc.	1,898	167
* Cerner Corp.	2,163	167
* Mylan Inc.	6,022	164

St. Jude Medical Inc.	4,670	160
* Edwards Lifesciences Corp.	1,719	149
Agilent Technologies Inc.	3,629	139
Quest Diagnostics Inc.	2,356	136
Perrigo Co.	1,308	135
* DaVita HealthCare Partners Inc.	1,237	134
* Life Technologies Corp.	2,608	129
WellPoint Inc.	2,301	129
* Laboratory Corp. of America Holdings	1,427	121
Aetna Inc.	2,676	116
CR Bard Inc.	1,162	115
* Varian Medical Systems Inc.	1,644	114
* Waters Corp.	1,308	111
Humana Inc.	1,395	91
DENTSPLY International Inc.	1,263	50
Patterson Cos. Inc.	656	22
		16,517
Industrials (9.4%)
Union Pacific Corp.	7,039	864
United Parcel Service Inc. Class B	10,683	781
United Technologies Corp.	8,976	719
3M Co.	7,278	662
Caterpillar Inc.	6,312	538
Deere & Co.	5,822	489
Boeing Co.	6,236	463
Honeywell International Inc.	7,309	448
Emerson Electric Co.	7,675	386
Lockheed Martin Corp.	3,998	373
Danaher Corp.	6,678	360
Precision Castparts Corp.	1,382	253
Illinois Tool Works Inc.	3,907	241
Norfolk Southern Corp.	3,611	218
General Dynamics Corp.	3,062	204
Cummins Inc.	1,978	194
WW Grainger Inc.	889	172
Rockwell Automation Inc.	2,099	166
Raytheon Co.	2,857	163
Roper Industries Inc.	1,457	162
CH Robinson Worldwide Inc.	2,396	148
CSX Corp.	7,269	144
* Stericycle Inc.	1,276	119
Fastenal Co.	2,850	119
Dover Corp.	1,872	119
Parker Hannifin Corp.	1,445	119
Pall Corp.	1,722	102
Stanley Black & Decker Inc.	1,379	99
Joy Global Inc.	1,571	90
Rockwell Collins Inc.	1,553	89
Expeditors International of Washington Inc.	2,216	83
Flowserve Corp.	577	80
Fluor Corp.	1,471	78
Pentair Ltd.	1,273	62
Dun & Bradstreet Corp.	666	53
Equifax Inc.	957	49
Iron Mountain Inc.	1,299	41
ADT Corp.	818	38
Snap-on Inc.	467	37

Masco Corp.	1,625	28
Robert Half International Inc.	728	21
		9,574
Information Technology (27.2%)
Apple Inc.	13,932	8,154
International Business Machines Corp.	15,965	3,035
* Google Inc. Class A	3,937	2,750
Oracle Corp.	56,597	1,817
Microsoft Corp.	63,914	1,701
QUALCOMM Inc.	25,314	1,611
Visa Inc. Class A	7,768	1,163
Mastercard Inc. Class A	1,596	780
Intel Corp.	37,919	742
* eBay Inc.	11,204	592
Accenture plc Class A	7,078	481
* EMC Corp.	17,155	426
Automatic Data Processing Inc.	7,201	409
* Salesforce.com Inc.	1,899	299
* Cognizant Technology Solutions Corp. Class A	4,438	298
Texas Instruments Inc.	9,639	284
Broadcom Corp. Class A	7,632	247
Intuit Inc.	4,099	246
* NetApp Inc.	5,401	171
* Citrix Systems Inc.	2,779	170
* Fiserv Inc.	2,013	155
Altera Corp.	4,746	154
* Teradata Corp.	2,508	149
Amphenol Corp. Class A	2,395	148
* Red Hat Inc.	2,872	142
* SanDisk Corp.	3,585	140
Xilinx Inc.	3,891	135
* Adobe Systems Inc.	3,364	116
KLA-Tencor Corp.	2,471	112
* F5 Networks Inc.	1,175	110
Analog Devices Inc.	2,705	110
* Akamai Technologies Inc.	2,628	96
* Juniper Networks Inc.	5,158	93
* Lam Research Corp.	2,543	89
Microchip Technology Inc.	2,874	87
* Symantec Corp.	4,269	80
Paychex Inc.	2,443	80
Linear Technology Corp.	2,223	74
* BMC Software Inc.	1,637	67
* Autodesk Inc.	1,653	55
Western Union Co.	4,225	53
* VeriSign Inc.	1,112	38
Seagate Technology plc	1,473	37
FLIR Systems Inc.	1,756	36
NVIDIA Corp.	2,952	35
* Electronic Arts Inc.	2,273	34
* LSI Corp.	4,174	28
* Teradyne Inc.	1,737	27
* First Solar Inc.	897	24
		27,880
Materials (3.8%)
Monsanto Co.	7,921	725

Praxair Inc.	4,432	475
EI du Pont de Nemours & Co.	9,403	406
Newmont Mining Corp.	7,377	347
Ecolab Inc.	3,915	282
PPG Industries Inc.	2,268	282
CF Industries Holdings Inc.	933	200
Sherwin-Williams Co.	1,265	193
Air Products & Chemicals Inc.	2,078	172
Mosaic Co.	2,594	140
LyondellBasell Industries NV Class A	2,779	138
Sigma-Aldrich Corp.	1,792	130
FMC Corp.	2,036	113
International Flavors & Fragrances Inc.	1,209	79
Airgas Inc.	751	67
Eastman Chemical Co.	1,089	66
Cliffs Natural Resources Inc.	2,114	61
Ball Corp.	1,286	57
		3,933
Telecommunication Services (1.3%)
Verizon Communications Inc.	22,863	1,009
* Crown Castle International Corp.	4,355	294
		1,303
Utilities (1.1%)
Southern Co.	7,665	334
Dominion Resources Inc.	5,960	305
NextEra Energy Inc.	3,641	250
Consolidated Edison Inc.	2,303	128
ONEOK Inc.	1,828	82
		1,099
Total Investments (100.1%) (Cost $92,172)		102,435
Other Assets and Liabilities-Net (-0.1%)		(90)
Net Assets (100%)		102,345
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

S&P 500 Growth Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $92,172,000. Net unrealized appreciation of investment securities for tax purposes was $10,263,000, consisting of unrealized gains of $11,940,000 on securities that had risen in value since their purchase and $1,677,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (13.7%)
PVH Corp.	12,014	1,377
* LKQ Corp.	50,456	1,106
Tractor Supply Co.	12,072	1,082
Foot Locker Inc.	25,717	922
Polaris Industries Inc.	10,846	920
Advance Auto Parts Inc.	12,487	913
Dick's Sporting Goods Inc.	16,540	869
* Mohawk Industries Inc.	9,869	849
* Toll Brothers Inc.	25,492	812
* Panera Bread Co. Class A	4,795	770
Signet Jewelers Ltd.	13,775	740
* NVR Inc.	782	704
* Under Armour Inc. Class A	13,163	682
Jarden Corp.	12,782	676
Williams-Sonoma Inc.	14,748	668
American Eagle Outfitters Inc.	30,462	646
Tupperware Brands Corp.	9,486	615
* Hanesbrands Inc.	16,619	600
Chico's FAS Inc.	28,264	527
* AMC Networks Inc. Class A	9,779	516
Service Corp. International	36,638	510
* Warnaco Group Inc.	6,959	500
Cinemark Holdings Inc.	17,431	474
* Carter's Inc.	8,650	459
Gentex Corp.	24,646	437
* Ascena Retail Group Inc.	21,001	422
Brinker International Inc.	12,603	377
* Cabela's Inc.	7,849	375
* Lamar Advertising Co. Class A	9,377	368
Rent-A-Center Inc.	10,066	350
Aaron's Inc.	12,015	345
John Wiley & Sons Inc. Class A	7,987	341
HSN Inc.	6,347	336
Sotheby's	11,550	333
* Life Time Fitness Inc.	6,812	321
* Bally Technologies Inc.	7,053	318
Cheesecake Factory Inc.	8,498	291
Thor Industries Inc.	7,482	282
* ANN Inc.	8,076	271
* Tempur-Pedic International Inc.	10,148	270
Guess? Inc.	10,449	270
DeVry Inc.	9,849	257
* Deckers Outdoor Corp.	6,314	242
MDC Holdings Inc.	6,542	231
Wendy's Co.	47,926	223
* DreamWorks Animation SKG Inc. Class A	12,214	209
* Aeropostale Inc.	13,879	192
Meredith Corp.	6,143	192
KB Home	13,037	187

* Saks Inc.	17,474	184
Bob Evans Farms Inc.	4,783	180
* Valassis Communications Inc.	6,792	176
* New York Times Co. Class A	20,766	168
* Office Depot Inc.	48,640	163
Regis Corp.	9,776	161
* WMS Industries Inc.	9,276	157
Matthews International Corp. Class A	4,773	144
Scholastic Corp.	4,465	125
International Speedway Corp. Class A	4,352	117
Strayer Education Inc.	2,028	106
* Barnes & Noble Inc.	6,445	93
* Scientific Games Corp. Class A	8,995	75
* ITT Educational Services Inc.	2,666	48
		27,274
Consumer Staples (3.7%)
Church & Dwight Co. Inc.	23,709	1,284
Energizer Holdings Inc.	10,967	875
Ingredion Inc.	12,973	843
* Ralcorp Holdings Inc.	9,371	835
* Green Mountain Coffee Roasters Inc.	21,980	806
Hillshire Brands Co.	20,226	563
* Smithfield Foods Inc.	22,905	513
Flowers Foods Inc.	19,598	461
Harris Teeter Supermarkets Inc.	8,402	319
Lancaster Colony Corp.	3,303	250
Universal Corp.	3,990	199
* Post Holdings Inc.	5,555	191
Tootsie Roll Industries Inc.	3,511	96
SUPERVALU Inc.	36,449	87
		7,322
Energy (5.9%)
HollyFrontier Corp.	34,666	1,571
Oceaneering International Inc.	18,375	968
Cimarex Energy Co.	14,643	880
* Plains Exploration & Production Co.	21,966	784
* Dresser-Rand Group Inc.	12,884	680
* Oil States International Inc.	9,321	659
SM Energy Co.	11,093	551
Energen Corp.	12,281	547
* Superior Energy Services Inc.	26,756	543
World Fuel Services Corp.	12,285	479
Patterson-UTI Energy Inc.	25,838	459
* Atwood Oceanics Inc.	9,695	446
* Dril-Quip Inc.	6,193	436
* Rosetta Resources Inc.	9,015	405
Tidewater Inc.	8,481	380
* Unit Corp.	7,361	331
* Helix Energy Solutions Group Inc.	16,658	292
* Alpha Natural Resources Inc.	37,505	281
CARBO Ceramics Inc.	3,339	256
Arch Coal Inc.	36,178	243
* Northern Oil and Gas Inc.	10,090	158
* Bill Barrett Corp.	8,205	143
* Forest Oil Corp.	20,132	128

* Quicksilver Resources Inc.	20,429	65
		11,685
Financials (21.8%)
Macerich Co.	22,670	1,281
SL Green Realty Corp.	15,353	1,157
Federal Realty Investment Trust	10,918	1,136
* Affiliated Managers Group Inc.	8,744	1,127
Rayonier Inc.	20,907	1,042
* Alleghany Corp.	2,883	1,012
UDR Inc.	42,608	980
New York Community Bancorp Inc.	74,778	973
Everest Re Group Ltd.	8,824	957
Camden Property Trust	14,234	935
Realty Income Corp.	22,724	924
Essex Property Trust Inc.	6,201	871
Fidelity National Financial Inc. Class A	35,894	869
Taubman Centers Inc.	10,506	814
American Campus Communities Inc.	17,536	768
Arthur J Gallagher & Co.	20,600	752
WR Berkley Corp.	18,915	752
Alexandria Real Estate Equities Inc.	10,689	726
Raymond James Financial Inc.	19,036	719
Regency Centers Corp.	15,315	718
Liberty Property Trust	20,015	697
Senior Housing Properties Trust	30,049	672
Reinsurance Group of America Inc. Class A	12,551	643
BRE Properties Inc.	13,077	636
HCC Insurance Holdings Inc.	17,146	632
Eaton Vance Corp.	19,614	625
Duke Realty Corp.	45,922	620
Jones Lang LaSalle Inc.	7,499	615
* MSCI Inc. Class A	20,738	601
Cullen/Frost Bankers Inc.	10,455	571
National Retail Properties Inc.	18,422	566
* Signature Bank	7,979	560
Brown & Brown Inc.	20,004	537
American Financial Group Inc.	13,425	532
Weingarten Realty Investors	18,994	516
East West Bancorp Inc.	24,167	511
SEI Investments Co.	23,049	507
BioMed Realty Trust Inc.	26,252	506
Home Properties Inc.	8,507	501
Hospitality Properties Trust	21,069	478
Commerce Bancshares Inc.	13,333	477
Waddell & Reed Financial Inc. Class A	14,611	475
Hancock Holding Co.	14,456	454
First Niagara Financial Group Inc.	60,126	453
CBOE Holdings Inc.	14,880	446
First American Financial Corp.	18,135	432
Old Republic International Corp.	41,078	431
Omega Healthcare Investors Inc.	18,528	425
Highwoods Properties Inc.	12,971	418
* SVB Financial Group	7,573	418
City National Corp.	8,036	391
Aspen Insurance Holdings Ltd.	12,163	381
Associated Banc-Corp	29,261	376
Protective Life Corp.	13,646	371

Jefferies Group Inc.	21,807	370
Mack-Cali Realty Corp.	14,219	359
Corporate Office Properties Trust	13,574	335
Bank of Hawaii Corp.	7,704	335
Fulton Financial Corp.	34,151	332
TCF Financial Corp.	27,736	330
Valley National Bancorp	33,609	321
Synovus Financial Corp.	134,047	318
Prosperity Bancshares Inc.	7,454	307
Washington Federal Inc.	18,127	291
Apollo Investment Corp.	34,584	281
Hanover Insurance Group Inc.	7,628	279
Kemper Corp.	9,300	275
Potlatch Corp.	6,865	267
FirstMerit Corp.	18,661	263
Janus Capital Group Inc.	31,884	261
Mercury General Corp.	6,167	257
StanCorp Financial Group Inc.	7,520	256
Webster Financial Corp.	12,283	256
Trustmark Corp.	11,040	245
Cathay General Bancorp	12,473	223
Equity One Inc.	10,486	217
Greenhill & Co. Inc.	4,561	217
* Alexander & Baldwin Inc.	7,224	216
Westamerica Bancorporation	4,696	200
BancorpSouth Inc.	14,157	187
International Bancshares Corp.	9,288	168
Astoria Financial Corp.	13,934	130
		43,483
Health Care (10.0%)
* Regeneron Pharmaceuticals Inc.	12,759	2,253
* Vertex Pharmaceuticals Inc.	36,752	1,462
* Henry Schein Inc.	15,076	1,218
ResMed Inc.	24,187	994
* Mettler-Toledo International Inc.	5,283	988
* IDEXX Laboratories Inc.	9,371	876
* Hologic Inc.	45,074	860
Cooper Cos. Inc.	8,155	774
* AMERIGROUP Corp.	8,306	763
Omnicare Inc.	18,994	688
Universal Health Services Inc. Class B	15,014	677
* MEDNAX Inc.	8,465	669
* Endo Health Solutions Inc.	19,903	570
* Covance Inc.	9,380	535
Teleflex Inc.	6,967	482
* Community Health Systems Inc.	15,508	457
Medicis Pharmaceutical Corp. Class A	10,189	441
* United Therapeutics Corp.	8,200	431
Techne Corp.	5,901	418
* Thoratec Corp.	10,013	372
* Bio-Rad Laboratories Inc. Class A	3,425	358
* WellCare Health Plans Inc.	7,347	355
* Health Management Associates Inc. Class A	43,639	347
* HMS Holdings Corp.	14,719	341
STERIS Corp.	9,900	338
* Health Net Inc.	13,871	327
* Allscripts Healthcare Solutions Inc.	29,201	325

* Charles River Laboratories International Inc.	8,295	318
* VCA Antech Inc.	14,938	310
* LifePoint Hospitals Inc.	8,321	299
Owens & Minor Inc.	10,809	296
Hill-Rom Holdings Inc.	10,582	296
Masimo Corp.	8,884	184
		20,022
Industrials (16.8%)
AMETEK Inc.	41,305	1,542
Kansas City Southern	18,735	1,464
JB Hunt Transport Services Inc.	15,414	916
* B/E Aerospace Inc.	17,704	838
* Fortune Brands Home & Security Inc.	27,365	821
Donaldson Co. Inc.	23,330	783
Hubbell Inc. Class B	9,095	766
* AGCO Corp.	16,555	764
KBR Inc.	25,086	697
Waste Connections Inc.	20,979	691
Wabtec Corp.	8,154	690
Lincoln Electric Holdings Inc.	14,223	676
* United Rentals Inc.	15,784	655
IDEX Corp.	14,198	638
Timken Co.	13,755	620
Carlisle Cos. Inc.	10,657	604
SPX Corp.	8,637	588
Nordson Corp.	9,605	588
Gardner Denver Inc.	8,338	582
Corrections Corp. of America	17,035	577
MSC Industrial Direct Co. Inc. Class A	7,904	574
Triumph Group Inc.	8,512	558
Valmont Industries Inc.	3,985	556
* Copart Inc.	18,404	556
* Kirby Corp.	9,512	551
* Genesee & Wyoming Inc. Class A	7,383	539
Kennametal Inc.	13,639	520
Manpower Inc.	13,525	520
Towers Watson & Co. Class A	9,754	516
* Alaska Air Group Inc.	12,002	513
* Clean Harbors Inc.	8,937	512
Graco Inc.	10,303	509
* Shaw Group Inc.	11,236	505
Regal-Beloit Corp.	7,095	495
URS Corp.	13,104	494
Acuity Brands Inc.	7,221	478
* Oshkosh Corp.	15,624	459
* Terex Corp.	18,841	456
* AECOM Technology Corp.	19,279	435
Trinity Industries Inc.	13,467	428
Lennox International Inc.	7,904	416
Landstar System Inc.	7,952	402
CLARCOR Inc.	8,532	396
Woodward Inc.	10,296	376
Watsco Inc.	5,047	362
Exelis Inc.	31,839	360
ITT Corp.	15,748	352
Crane Co.	8,201	348
Huntington Ingalls Industries Inc.	8,428	344

GATX Corp.	7,993	337
Alliant Techsystems Inc.	5,569	334
* Esterline Technologies Corp.	5,261	322
Harsco Corp.	13,739	277
Con-way Inc.	9,535	268
Rollins Inc.	11,204	255
UTi Worldwide Inc.	17,683	250
Deluxe Corp.	8,615	248
Corporate Executive Board Co.	5,716	245
* General Cable Corp.	8,470	243
HNI Corp.	7,738	230
Brink's Co.	8,123	223
* FTI Consulting Inc.	7,179	222
Herman Miller Inc.	9,930	210
Mine Safety Appliances Co.	5,300	205
* JetBlue Airways Corp.	38,831	200
Granite Construction Inc.	6,073	186
Matson Inc.	7,243	167
Werner Enterprises Inc.	7,572	164
		33,616
Information Technology (15.4%)
* Equinix Inc.	8,206	1,524
* Rackspace Hosting Inc.	18,473	1,277
* Alliance Data Systems Corp.	8,499	1,211
* Trimble Navigation Ltd.	21,405	1,191
* ANSYS Inc.	15,724	1,043
* Synopsys Inc.	25,394	833
* Gartner Inc.	15,908	762
* Skyworks Solutions Inc.	32,497	736
* Avnet Inc.	24,067	705
* Arrow Electronics Inc.	18,526	690
* TIBCO Software Inc.	26,219	657
* NCR Corp.	27,129	649
FactSet Research Systems Inc.	6,966	644
* Cree Inc.	19,744	638
Solera Holdings Inc.	11,907	616
* Cadence Design Systems Inc.	46,807	596
* MICROS Systems Inc.	13,657	594
Global Payments Inc.	13,434	590
* SolarWinds Inc.	10,360	581
Jack Henry & Associates Inc.	14,668	570
* VeriFone Systems Inc.	18,356	558
* AOL Inc.	14,250	535
* Concur Technologies Inc.	7,676	504
Broadridge Financial Solutions Inc.	21,266	502
* Informatica Corp.	18,479	497
* WEX Inc.	6,591	474
* Riverbed Technology Inc.	26,266	470
* NeuStar Inc. Class A	11,323	455
* CoreLogic Inc.	16,620	429
* Atmel Corp.	75,011	419
* Ingram Micro Inc.	25,551	414
* Parametric Technology Corp.	20,241	410
National Instruments Corp.	16,039	390
Lender Processing Services Inc.	14,438	359
* Compuware Corp.	36,747	344
* Zebra Technologies Corp.	8,813	343

Diebold Inc.	10,774	322
* Polycom Inc.	30,143	315
InterDigital Inc.	7,257	310
* Semtech Corp.	11,238	307
DST Systems Inc.	5,226	301
Convergys Corp.	19,161	299
* Itron Inc.	6,738	295
* ACI Worldwide Inc.	6,675	288
* Fairchild Semiconductor International Inc. Class A	21,555	288
* Tech Data Corp.	6,434	284
* Silicon Laboratories Inc.	6,549	274
* Rovi Corp.	17,635	271
Lexmark International Inc. Class A	11,014	268
* Ciena Corp.	17,101	254
Fair Isaac Corp.	5,766	247
Plantronics Inc.	7,206	242
* Mentor Graphics Corp.	15,933	238
Cypress Semiconductor Corp.	23,296	236
* ValueClick Inc.	12,025	227
* Acxiom Corp.	12,790	226
* Vishay Intertechnology Inc.	22,456	218
ADTRAN Inc.	10,803	212
Tellabs Inc.	58,825	209
* RF Micro Devices Inc.	47,168	204
* International Rectifier Corp.	11,797	202
Intersil Corp. Class A	21,797	155
* Integrated Device Technology Inc.	24,470	153
* QLogic Corp.	16,106	153
* Advent Software Inc.	5,434	121
* MEMC Electronic Materials Inc.	39,505	116
* Monster Worldwide Inc.	20,174	110
Mantech International Corp. Class A	4,033	101
		30,656
Materials (7.0%)
Albemarle Corp.	15,240	911
Valspar Corp.	14,376	902
Ashland Inc.	12,438	882
Royal Gold Inc.	10,922	882
Rock-Tenn Co. Class A	12,051	784
Reliance Steel & Aluminum Co.	12,819	723
Martin Marietta Materials Inc.	7,806	703
RPM International Inc.	22,459	652
Packaging Corp. of America	16,711	609
Aptargroup Inc.	11,339	541
Cytec Industries Inc.	7,842	538
Sonoco Products Co.	17,136	515
Domtar Corp.	6,121	490
NewMarket Corp.	1,825	484
Steel Dynamics Inc.	37,368	483
Compass Minerals International Inc.	5,643	431
* Louisiana-Pacific Corp.	23,439	408
Cabot Corp.	10,142	383
Silgan Holdings Inc.	8,406	374
Carpenter Technology Corp.	7,531	365
Sensient Technologies Corp.	8,507	308
Olin Corp.	13,638	283
Scotts Miracle-Gro Co. Class A	6,557	272

Commercial Metals Co.			19,809	268
Minerals Technologies Inc.			3,008	223
Greif Inc. Class A			5,167	212
Worthington Industries Inc.			8,884	209
* Intrepid Potash Inc.			9,122	194
				14,029
Telecommunication Services (0.5%)
* tw telecom inc Class A			25,719	661
Telephone & Data Systems Inc.			17,224	396
				1,057
Utilities (5.0%)
OGE Energy Corp.			16,800	960
Alliant Energy Corp.			18,898	847
National Fuel Gas Co.			14,185	739
NV Energy Inc.			40,187	737
MDU Resources Group Inc.			32,154	666
UGI Corp.			19,150	636
Westar Energy Inc.			21,508	617
Aqua America Inc.			23,792	608
Questar Corp.			29,916	587
Atmos Energy Corp.			15,353	537
Great Plains Energy Inc.			26,071	528
Cleco Corp.			10,350	417
Hawaiian Electric Industries Inc.			16,552	412
Vectren Corp.			13,991	409
IDACORP Inc.			8,537	365
WGL Holdings Inc.			8,779	343
PNM Resources Inc.			13,557	286
Black Hills Corp.			7,532	269
				9,963
Total Common Stocks (Cost $189,041)				199,107
Temporary Cash Investment (0.0%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
[2,3] Fannie Mae Discount Notes (Cost $50)	0.135%	12/12/12	50	50
Total Investments (99.8%) (Cost $189,091)				199,157
Other Assets and Liabilities-Net (0.2%)				495
Net Assets (100%)				199,652

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.

S&P Mid-Cap 400 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2012	5	500	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

S&P Mid-Cap 400 Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	199,107	—	—
Temporary Cash Investments	—	50	—
Futures Contracts—Liabilities[1]	1	—	—
Total	199,108	50	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2012, the cost of investment securities for tax purposes was $189,091,000. Net unrealized appreciation of investment securities for tax purposes was $10,066,000, consisting of unrealized gains of $18,032,000 on securities that had risen in value since their purchase and $7,966,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (13.9%)
PVH Corp.	14,064	1,612
* LKQ Corp.	59,065	1,295
Tractor Supply Co.	14,132	1,267
Polaris Industries Inc.	12,698	1,077
Advance Auto Parts Inc.	14,618	1,069
* Panera Bread Co. Class A	5,613	901
* Under Armour Inc. Class A	15,410	799
Dick's Sporting Goods Inc.	13,746	722
Tupperware Brands Corp.	11,106	720
* Warnaco Group Inc.	8,147	586
* Carter's Inc.	10,111	536
Gentex Corp.	28,816	511
Signet Jewelers Ltd.	8,545	459
Williams-Sonoma Inc.	8,977	406
Jarden Corp.	7,481	396
* Life Time Fitness Inc.	7,976	375
Cinemark Holdings Inc.	12,837	349
* Tempur-Pedic International Inc.	11,867	316
* Ascena Retail Group Inc.	15,711	316
DeVry Inc.	11,501	300
John Wiley & Sons Inc. Class A	6,721	287
* Deckers Outdoor Corp.	7,383	283
* AMC Networks Inc. Class A	4,457	235
Cheesecake Factory Inc.	6,790	232
Aaron's Inc.	8,036	231
Guess? Inc.	8,185	212
* Bally Technologies Inc.	4,623	209
* Lamar Advertising Co. Class A	5,048	198
HSN Inc.	3,714	196
Sotheby's	5,298	153
* Aeropostale Inc.	10,100	139
Strayer Education Inc.	2,365	124
Matthews International Corp. Class A	2,856	86
* ITT Educational Services Inc.	3,130	57
* Scientific Games Corp. Class A	3,594	30
		16,684
Consumer Staples (4.5%)
Church & Dwight Co. Inc.	27,754	1,503
Ingredion Inc.	15,187	986
* Green Mountain Coffee Roasters Inc.	25,733	944
Energizer Holdings Inc.	7,189	573
* Ralcorp Holdings Inc.	4,936	440
Lancaster Colony Corp.	3,861	293
Flowers Foods Inc.	11,742	277
Hillshire Brands Co.	8,790	245
* Post Holdings Inc.	2,944	101
Tootsie Roll Industries Inc.	2,035	55
		5,417

Energy (6.2%)
Oceaneering International Inc.	21,511	1,133
Cimarex Energy Co.	17,141	1,031
* Dresser-Rand Group Inc.	15,083	797
* Oil States International Inc.	10,912	772
SM Energy Co.	12,987	645
* Dril-Quip Inc.	7,251	510
* Rosetta Resources Inc.	10,541	474
Energen Corp.	10,063	448
* Atwood Oceanics Inc.	7,820	360
* Plains Exploration & Production Co.	8,998	321
CARBO Ceramics Inc.	3,910	299
* Superior Energy Services Inc.	11,586	235
* Northern Oil and Gas Inc.	11,788	185
* Bill Barrett Corp.	9,599	167
* Helix Energy Solutions Group Inc.	5,098	89
		7,466
Financials (14.8%)
Federal Realty Investment Trust	12,781	1,330
Essex Property Trust Inc.	7,259	1,020
Taubman Centers Inc.	12,299	953
Rayonier Inc.	16,886	842
Macerich Co.	13,268	750
Camden Property Trust	11,330	744
SL Green Realty Corp.	9,345	704
* MSCI Inc. Class A	24,278	704
Realty Income Corp.	16,226	660
* Affiliated Managers Group Inc.	5,117	660
* Signature Bank	9,341	655
UDR Inc.	25,934	597
Home Properties Inc.	9,946	586
American Campus Communities Inc.	13,137	575
* Alleghany Corp.	1,417	497
Alexandria Real Estate Equities Inc.	6,881	467
Arthur J Gallagher & Co.	12,780	467
BRE Properties Inc.	9,337	454
Eaton Vance Corp.	12,857	410
Regency Centers Corp.	8,425	395
Cullen/Frost Bankers Inc.	6,853	374
CBOE Holdings Inc.	11,827	355
Senior Housing Properties Trust	15,827	354
Waddell & Reed Financial Inc. Class A	10,262	333
Liberty Property Trust	9,370	326
National Retail Properties Inc.	10,349	318
Brown & Brown Inc.	9,399	252
* SVB Financial Group	4,352	240
Commerce Bancshares Inc.	6,569	235
Omega Healthcare Investors Inc.	9,562	219
Highwoods Properties Inc.	6,541	211
Prosperity Bancshares Inc.	4,965	204
SEI Investments Co.	9,171	202
Bank of Hawaii Corp.	4,502	196
Westamerica Bancorporation	3,481	148
Potlatch Corp.	3,234	126
Greenhill & Co. Inc.	2,252	107

* Alexander & Baldwin Inc.	3,568	107
		17,777
Health Care (14.6%)
* Regeneron Pharmaceuticals Inc.	14,935	2,637
* Henry Schein Inc.	17,649	1,426
ResMed Inc.	28,315	1,164
* Mettler-Toledo International Inc.	6,185	1,157
* IDEXX Laboratories Inc.	10,971	1,025
* Vertex Pharmaceuticals Inc.	22,801	907
Cooper Cos. Inc.	9,547	906
* AMERIGROUP Corp.	9,725	893
* MEDNAX Inc.	9,911	783
* Endo Health Solutions Inc.	23,301	668
* Covance Inc.	10,981	626
* Hologic Inc.	30,074	574
Medicis Pharmaceutical Corp. Class A	11,911	515
Universal Health Services Inc. Class B	11,248	507
* United Therapeutics Corp.	9,587	504
Techne Corp.	6,900	489
* Thoratec Corp.	11,724	436
* Bio-Rad Laboratories Inc. Class A	4,004	418
* HMS Holdings Corp.	17,208	399
Teleflex Inc.	5,538	383
* Allscripts Healthcare Solutions Inc.	34,141	380
STERIS Corp.	5,903	202
Hill-Rom Holdings Inc.	6,565	184
* Charles River Laboratories International Inc.	4,466	171
Masimo Corp.	7,404	153
		17,507
Industrials (17.1%)
AMETEK Inc.	48,352	1,805
Kansas City Southern	14,255	1,114
JB Hunt Transport Services Inc.	18,044	1,073
Donaldson Co. Inc.	27,311	917
Wabtec Corp.	9,546	808
Gardner Denver Inc.	9,762	682
MSC Industrial Direct Co. Inc. Class A	9,254	672
Hubbell Inc. Class B	7,879	664
Triumph Group Inc.	9,952	653
Valmont Industries Inc.	4,665	651
* Copart Inc.	21,546	651
* Genesee & Wyoming Inc. Class A	8,644	631
* Alaska Air Group Inc.	14,052	601
* Clean Harbors Inc.	10,462	599
* B/E Aerospace Inc.	12,642	599
Waste Connections Inc.	16,945	558
Nordson Corp.	8,095	495
* Kirby Corp.	8,240	477
IDEX Corp.	10,304	463
Towers Watson & Co. Class A	8,552	452
Woodward Inc.	12,055	441
Watsco Inc.	5,910	424
Lincoln Electric Holdings Inc.	8,657	411
Graco Inc.	7,719	381
SPX Corp.	5,459	372
Landstar System Inc.	6,787	343

CLARCOR Inc.	7,192	334
* Fortune Brands Home & Security Inc.	10,889	327
Regal-Beloit Corp.	4,651	324
Carlisle Cos. Inc.	5,613	318
Acuity Brands Inc.	4,726	313
Crane Co.	7,105	301
* United Rentals Inc.	7,205	299
* FTI Consulting Inc.	8,410	260
* Esterline Technologies Corp.	3,258	199
Alliant Techsystems Inc.	3,319	199
Rollins Inc.	8,513	194
GATX Corp.	4,485	189
Corporate Executive Board Co.	3,763	161
Mine Safety Appliances Co.	2,968	115
		20,470
Information Technology (19.4%)
* Equinix Inc.	9,606	1,784
* Rackspace Hosting Inc.	21,626	1,495
* Alliance Data Systems Corp.	9,949	1,418
* Trimble Navigation Ltd.	25,057	1,394
* ANSYS Inc.	18,407	1,221
* Gartner Inc.	18,623	892
* TIBCO Software Inc.	30,695	769
FactSet Research Systems Inc.	8,155	753
Solera Holdings Inc.	13,940	722
* MICROS Systems Inc.	15,989	695
Global Payments Inc.	15,728	691
* SolarWinds Inc.	12,129	680
Jack Henry & Associates Inc.	17,173	668
* VeriFone Systems Inc.	21,491	653
* Concur Technologies Inc.	8,987	591
* Informatica Corp.	21,633	581
* Skyworks Solutions Inc.	25,487	577
* WEX Inc.	7,707	555
* Riverbed Technology Inc.	30,751	550
* Cree Inc.	16,872	545
* NeuStar Inc. Class A	13,237	532
* Synopsys Inc.	15,159	497
* Zebra Technologies Corp.	10,301	401
InterDigital Inc.	8,497	363
* Semtech Corp.	13,142	359
* ACI Worldwide Inc.	7,815	337
* Silicon Laboratories Inc.	7,658	320
* Rovi Corp.	20,616	316
National Instruments Corp.	11,479	279
Broadridge Financial Solutions Inc.	10,991	259
ADTRAN Inc.	12,654	249
Lender Processing Services Inc.	9,655	240
* Cadence Design Systems Inc.	18,692	238
* Parametric Technology Corp.	11,159	226
* Polycom Inc.	21,219	222
* Atmel Corp.	37,711	211
Fair Isaac Corp.	4,045	173
* Ciena Corp.	10,645	158
* Advent Software Inc.	6,397	142
Plantronics Inc.	3,901	131
* QLogic Corp.	10,201	97

* ValueClick Inc.			5,091	96
Cypress Semiconductor Corp.			9,037	92
Mantech International Corp. Class A			2,534	63
				23,235
Materials (6.3%)
Albemarle Corp.			17,841	1,067
Royal Gold Inc.			12,785	1,032
Rock-Tenn Co. Class A			14,107	918
Aptargroup Inc.			13,274	633
NewMarket Corp.			2,137	567
Compass Minerals International Inc.			6,599	504
Valspar Corp.			7,067	444
Martin Marietta Materials Inc.			4,751	428
Packaging Corp. of America			8,410	306
Domtar Corp.			3,721	298
Carpenter Technology Corp.			5,654	274
Silgan Holdings Inc.			6,091	271
* Intrepid Potash Inc.			10,682	227
Scotts Miracle-Gro Co. Class A			5,162	214
Sensient Technologies Corp.			5,668	205
Minerals Technologies Inc.			2,356	174
				7,562
Telecommunication Services (0.4%)
* tw telecom inc Class A			18,967	487

Utilities (2.7%)
OGE Energy Corp.			13,176	753
National Fuel Gas Co.			9,631	501
Alliant Energy Corp.			10,396	466
Aqua America Inc.			15,039	384
Cleco Corp.			6,678	269
IDACORP Inc.			5,817	248
Questar Corp.			10,502	206
WGL Holdings Inc.			5,138	201
Black Hills Corp.			5,370	192
				3,220
Total Common Stocks (Cost $111,660)				119,825
			Face
		Maturity	Amount
	Coupon	Date	($000)
Temporary Cash Investment (0.0%)[1]
U.S. Government and Agency Obligations (0.0%)
[2,3] Fannie Mae Discount Notes(Cost $50)	0.135%	12/12/12	50	50
Total Investments (99.9%) (Cost $111,710)				119,875
Other Assets and Liabilities-Net (0.1%)				60
Net Assets (100%)				119,935

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.

S&P Mid-Cap 400 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	119,825	—	—
Temporary Cash Investments	—	50	—
Total	119,825	50	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

S&P Mid-Cap 400 Growth Index Fund

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2012	1	100	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $111,710,000. Net unrealized appreciation of investment securities for tax purposes was $8,165,000, consisting of unrealized gains of $13,394,000 on securities that had risen in value since their purchase and $5,229,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (13.4%)
Foot Locker Inc.	13,500	484
* Mohawk Industries Inc.	5,181	445
* Toll Brothers Inc.	13,383	426
* NVR Inc.	412	371
American Eagle Outfitters Inc.	15,999	339
* Hanesbrands Inc.	8,728	315
Chico's FAS Inc.	14,847	277
Service Corp. International	19,220	268
Brinker International Inc.	6,599	198
* Cabela's Inc.	4,118	197
Rent-A-Center Inc.	5,270	183
Signet Jewelers Ltd.	3,403	183
Jarden Corp.	3,350	177
Williams-Sonoma Inc.	3,711	168
* AMC Networks Inc. Class A	3,123	165
Thor Industries Inc.	3,930	148
* ANN Inc.	4,224	142
Dick's Sporting Goods Inc.	2,514	132
MDC Holdings Inc.	3,427	121
Wendy's Co.	25,108	117
* DreamWorks Animation SKG Inc. Class A	6,396	110
Sotheby's	3,689	106
* Lamar Advertising Co. Class A	2,667	105
Meredith Corp.	3,216	100
KB Home	6,862	99
* Saks Inc.	9,174	96
Bob Evans Farms Inc.	2,517	95
* Valassis Communications Inc.	3,549	92
Cinemark Holdings Inc.	3,375	92
* New York Times Co. Class A	10,903	88
HSN Inc.	1,663	88
* Office Depot Inc.	25,440	85
Regis Corp.	5,144	85
* WMS Industries Inc.	4,858	82
* Ascena Retail Group Inc.	3,956	79
Aaron's Inc.	2,704	78
* Bally Technologies Inc.	1,627	73
Scholastic Corp.	2,336	66
International Speedway Corp. Class A	2,277	61
John Wiley & Sons Inc. Class A	1,169	50
Cheesecake Factory Inc.	1,439	49
* Barnes & Noble Inc.	3,402	49
Guess? Inc.	1,822	47
* Aeropostale Inc.	2,753	38
Matthews International Corp. Class A	1,235	37
* Scientific Games Corp. Class A	3,111	26
		6,832

Consumer Staples (2.8%)
* Smithfield Foods Inc.	12,033	269
* Ralcorp Holdings Inc.	2,709	241
Energizer Holdings Inc.	2,536	202
Hillshire Brands Co.	6,680	186
Harris Teeter Supermarkets Inc.	4,400	167
Flowers Foods Inc.	5,058	119
Universal Corp.	2,095	105
* Post Holdings Inc.	1,618	56
SUPERVALU Inc.	19,249	46
Tootsie Roll Industries Inc.	946	26
		1,417
Energy (5.5%)
HollyFrontier Corp.	18,196	825
* Plains Exploration & Production Co.	7,500	268
World Fuel Services Corp.	6,447	251
Patterson-UTI Energy Inc.	13,577	241
Tidewater Inc.	4,459	200
* Superior Energy Services Inc.	8,837	180
* Unit Corp.	3,860	174
* Alpha Natural Resources Inc.	19,667	147
Arch Coal Inc.	18,945	127
* Helix Energy Solutions Group Inc.	6,463	113
Energen Corp.	1,940	86
* Atwood Oceanics Inc.	1,572	72
* Forest Oil Corp.	10,550	67
* Quicksilver Resources Inc.	10,695	34
		2,785
Financials (29.2%)
New York Community Bancorp Inc.	39,254	511
Everest Re Group Ltd.	4,633	503
Fidelity National Financial Inc. Class A	18,843	456
WR Berkley Corp.	9,930	395
Raymond James Financial Inc.	9,994	377
Reinsurance Group of America Inc. Class A	6,592	337
Macerich Co.	5,951	336
HCC Insurance Holdings Inc.	9,004	332
Duke Realty Corp.	24,116	326
Jones Lang LaSalle Inc.	3,938	323
* Alleghany Corp.	878	308
* Affiliated Managers Group Inc.	2,296	296
SL Green Realty Corp.	3,870	292
American Financial Group Inc.	7,052	280
Weingarten Realty Investors	9,978	271
East West Bancorp Inc.	12,695	268
BioMed Realty Trust Inc.	13,791	266
Hospitality Properties Trust	11,054	251
UDR Inc.	10,743	247
Hancock Holding Co.	7,585	238
First Niagara Financial Group Inc.	31,550	238
First American Financial Corp.	9,516	226
Old Republic International Corp.	21,587	226
Liberty Property Trust	6,311	220
City National Corp.	4,219	205
Aspen Insurance Holdings Ltd.	6,386	200
Regency Centers Corp.	4,255	199

Associated Banc-Corp	15,322	197
Protective Life Corp.	7,145	194
Jefferies Group Inc.	11,434	194
Senior Housing Properties Trust	8,664	194
Realty Income Corp.	4,645	189
Mack-Cali Realty Corp.	7,447	188
Arthur J Gallagher & Co.	5,075	185
SEI Investments Co.	7,975	176
Corporate Office Properties Trust	7,105	175
Fulton Financial Corp.	17,888	174
TCF Financial Corp.	14,544	173
Alexandria Real Estate Equities Inc.	2,529	172
Rayonier Inc.	3,397	169
Brown & Brown Inc.	6,292	169
Valley National Bancorp	17,624	168
Synovus Financial Corp.	70,213	166
Camden Property Trust	2,387	157
National Retail Properties Inc.	5,021	154
Washington Federal Inc.	9,505	153
Apollo Investment Corp.	18,110	147
Hanover Insurance Group Inc.	4,000	146
American Campus Communities Inc.	3,310	145
Commerce Bancshares Inc.	4,048	145
Eaton Vance Corp.	4,523	144
Kemper Corp.	4,869	144
FirstMerit Corp.	9,786	138
Janus Capital Group Inc.	16,721	137
Mercury General Corp.	3,234	135
StanCorp Financial Group Inc.	3,938	134
Webster Financial Corp.	6,432	134
Cullen/Frost Bankers Inc.	2,411	132
BRE Properties Inc.	2,673	130
Trustmark Corp.	5,782	128
Highwoods Properties Inc.	3,870	125
Omega Healthcare Investors Inc.	5,431	124
Cathay General Bancorp	6,534	117
Equity One Inc.	5,493	114
* SVB Financial Group	2,021	112
Waddell & Reed Financial Inc. Class A	3,078	100
BancorpSouth Inc.	7,416	98
International Bancshares Corp.	4,879	88
Bank of Hawaii Corp.	2,026	88
Potlatch Corp.	2,159	84
CBOE Holdings Inc.	2,491	75
Prosperity Bancshares Inc.	1,677	69
Astoria Financial Corp.	7,288	68
Greenhill & Co. Inc.	1,384	66
* Alexander & Baldwin Inc.	2,194	66
Westamerica Bancorporation	909	39
		14,846
Health Care (5.2%)
Omnicare Inc.	9,973	361
* Vertex Pharmaceuticals Inc.	9,068	361
* Community Health Systems Inc.	8,138	240
* Hologic Inc.	10,160	194
* WellCare Health Plans Inc.	3,847	186
* Health Management Associates Inc. Class A	22,884	182

* Health Net Inc.	7,273	171
* VCA Antech Inc.	7,833	163
* LifePoint Hospitals Inc.	4,363	157
Owens & Minor Inc.	5,668	155
Universal Health Services Inc. Class B	2,833	128
* Charles River Laboratories International Inc.	2,358	90
STERIS Corp.	2,550	87
Teleflex Inc.	1,166	81
Hill-Rom Holdings Inc.	2,607	73
Masimo Corp.	1,358	28
		2,657
Industrials (16.6%)
* AGCO Corp.	8,692	401
KBR Inc.	13,172	366
Timken Co.	7,225	326
Corrections Corp. of America	8,947	303
* Fortune Brands Home & Security Inc.	9,486	284
Kennametal Inc.	7,165	273
Manpower Inc.	7,096	273
Kansas City Southern	3,444	269
* Shaw Group Inc.	5,903	265
URS Corp.	6,876	259
* Oshkosh Corp.	8,198	241
* Terex Corp.	9,886	239
* AECOM Technology Corp.	10,118	229
Trinity Industries Inc.	7,069	225
Lennox International Inc.	4,154	218
* United Rentals Inc.	5,060	210
Exelis Inc.	16,676	188
ITT Corp.	8,248	185
Huntington Ingalls Industries Inc.	4,419	181
Carlisle Cos. Inc.	3,082	175
* B/E Aerospace Inc.	3,619	171
Lincoln Electric Holdings Inc.	3,578	170
Harsco Corp.	7,193	145
SPX Corp.	2,082	142
Con-way Inc.	4,992	140
UTi Worldwide Inc.	9,260	131
Deluxe Corp.	4,512	130
* General Cable Corp.	4,442	128
IDEX Corp.	2,828	127
HNI Corp.	4,045	120
Brink's Co.	4,260	117
Regal-Beloit Corp.	1,636	114
Waste Connections Inc.	3,425	113
Acuity Brands Inc.	1,671	111
Herman Miller Inc.	5,227	110
Hubbell Inc. Class B	1,245	105
* JetBlue Airways Corp.	20,392	105
Granite Construction Inc.	3,190	98
Graco Inc.	1,953	97
GATX Corp.	2,186	92
Matson Inc.	3,783	87
Nordson Corp.	1,409	86
Alliant Techsystems Inc.	1,435	86
Werner Enterprises Inc.	3,967	86
* Esterline Technologies Corp.	1,294	79

* Kirby Corp.	1,296	75
Towers Watson & Co. Class A	1,276	67
CLARCOR Inc.	1,251	58
Landstar System Inc.	1,128	57
Corporate Executive Board Co.	1,316	56
Mine Safety Appliances Co.	1,440	56
Crane Co.	1,128	48
Rollins Inc.	2,073	47
		8,464
Information Technology (11.1%)
* Avnet Inc.	12,636	370
* Arrow Electronics Inc.	9,727	362
* NCR Corp.	14,226	340
* AOL Inc.	7,476	281
* CoreLogic Inc.	8,706	225
* Ingram Micro Inc.	13,430	218
* Synopsys Inc.	6,539	214
* Cadence Design Systems Inc.	16,196	206
* Compuware Corp.	19,242	180
Diebold Inc.	5,642	169
DST Systems Inc.	2,737	158
Convergys Corp.	10,036	157
* Itron Inc.	3,527	155
* Fairchild Semiconductor International Inc. Class A	11,303	151
* Tech Data Corp.	3,370	149
Broadridge Financial Solutions Inc.	6,243	147
Lexmark International Inc. Class A	5,773	140
* Skyworks Solutions Inc.	5,621	127
* Atmel Corp.	22,391	125
* Mentor Graphics Corp.	8,342	125
* Acxiom Corp.	6,696	118
* Vishay Intertechnology Inc.	11,764	114
* Parametric Technology Corp.	5,615	114
Tellabs Inc.	30,819	110
* RF Micro Devices Inc.	24,813	107
* International Rectifier Corp.	6,217	106
* Cree Inc.	2,793	90
Cypress Semiconductor Corp.	8,211	83
Intersil Corp. Class A	11,441	82
Lender Processing Services Inc.	3,263	81
* Integrated Device Technology Inc.	12,800	80
National Instruments Corp.	3,274	80
* ValueClick Inc.	4,030	76
Plantronics Inc.	2,037	69
* Polycom Inc.	6,341	66
* Ciena Corp.	4,201	63
* MEMC Electronic Materials Inc.	20,599	60
* Monster Worldwide Inc.	10,554	57
Fair Isaac Corp.	1,213	52
* QLogic Corp.	3,906	37
Mantech International Corp. Class A	980	25
		5,669
Materials (7.8%)
Ashland Inc.	6,530	463
Reliance Steel & Aluminum Co.	6,730	380
RPM International Inc.	11,794	342

Cytec Industries Inc.			4,119	283
Valspar Corp.			4,380	275
Sonoco Products Co.			9,001	271
Steel Dynamics Inc.			19,605	253
* Louisiana-Pacific Corp.			12,320	215
Cabot Corp.			5,311	200
Packaging Corp. of America			4,993	182
Martin Marietta Materials Inc.			1,964	177
Olin Corp.			7,141	148
Commercial Metals Co.			10,373	140
Domtar Corp.			1,538	123
Greif Inc. Class A			2,706	111
Worthington Industries Inc.			4,665	110
Silgan Holdings Inc.			1,671	74
Sensient Technologies Corp.			1,914	69
Carpenter Technology Corp.			1,419	69
Scotts Miracle-Gro Co. Class A			1,145	47
Minerals Technologies Inc.			524	39
				3,971
Telecommunication Services (0.7%)
Telephone & Data Systems Inc.			9,041	208
* tw telecom inc Class A			4,988	128
				336
Utilities (7.4%)
NV Energy Inc.			21,099	387
MDU Resources Group Inc.			16,883	350
UGI Corp.			10,056	334
Westar Energy Inc.			11,295	324
Atmos Energy Corp.			8,065	282
Great Plains Energy Inc.			13,695	277
Alliant Energy Corp.			5,262	236
Hawaiian Electric Industries Inc.			8,687	216
Questar Corp.			11,006	216
Vectren Corp.			7,343	215
OGE Energy Corp.			2,906	166
National Fuel Gas Co.			3,123	163
PNM Resources Inc.			7,110	150
Aqua America Inc.			5,737	147
Cleco Corp.			2,450	99
WGL Holdings Inc.			2,312	90
IDACORP Inc.			1,879	80
Black Hills Corp.			1,537	55
				3,787
Total Common Stocks (Cost $46,498)				50,764
			Face
		Maturity	Amount
	Coupon	Date	($000)
Temporary Cash Investments (0.2%)[1]
U.S. Government and Agency Obligations (0.2%)
[2,3] Federal Home Loan Bank Discount Notes	0.140%	12/26/12	100	100
Total Temporary Cash Investments (Cost $100)				100
Total Investments (99.9%) (Cost $46,598)				50,864
Other Assets and Liabilities-Net (0.1%)				44
Net Assets (100%)				50,908

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	50,764	—	—
Temporary Cash Investments	—	100	—
Total	50,764	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

S&P Mid-Cap 400 Value Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2012	1	100	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2012, the cost of investment securities for tax purposes was $46,598,000. Net unrealized appreciation of investment securities for tax purposes was $4,266,000, consisting of unrealized gains of $6,720,000 on securities that had risen in value since their purchase and $2,454,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (15.2%)
Brunswick Corp.	26,438	681
Wolverine World Wide Inc.	14,438	625
Pool Corp.	13,819	579
* Steven Madden Ltd.	11,998	534
* Vitamin Shoppe Inc.	8,739	518
Men's Wearhouse Inc.	14,132	458
Ryland Group Inc.	13,230	443
* Select Comfort Corp.	16,508	442
* Coinstar Inc.	9,258	435
* Lumber Liquidators Holdings Inc.	8,017	430
Cracker Barrel Old Country Store Inc.	6,882	423
* Hibbett Sports Inc.	7,736	416
Buckle Inc.	8,037	411
* Iconix Brand Group Inc.	20,109	405
* Fifth & Pacific Cos. Inc.	33,327	402
* Buffalo Wild Wings Inc.	5,503	399
* Genesco Inc.	7,187	398
Hillenbrand Inc.	18,388	389
Group 1 Automotive Inc.	6,314	384
* Live Nation Entertainment Inc.	41,519	365
* Jack in the Box Inc.	13,124	362
* Jos A Bank Clothiers Inc.	8,245	355
* Crocs Inc.	26,614	355
* Children's Place Retail Stores Inc.	7,151	348
* Marriott Vacations Worldwide Corp.	8,408	335
Sturm Ruger & Co. Inc.	5,675	332
* Meritage Homes Corp.	9,059	317
Finish Line Inc. Class A	14,887	307
* Helen of Troy Ltd.	9,401	290
* DineEquity Inc.	4,574	288
Texas Roadhouse Inc. Class A	17,087	284
Arbitron Inc.	7,773	283
* Papa John's International Inc.	5,228	277
Monro Muffler Brake Inc.	8,529	274
OfficeMax Inc.	25,491	255
* BJ's Restaurants Inc.	7,331	251
Stage Stores Inc.	9,314	241
Cato Corp. Class A	7,979	232
Oxford Industries Inc.	4,224	231
Brown Shoe Co. Inc.	12,017	229
* La-Z-Boy Inc.	15,341	229
* SHFL Entertainment Inc.	16,494	227
* Pinnacle Entertainment Inc.	17,424	225
Ethan Allen Interiors Inc.	7,680	223
Lithia Motors Inc. Class A	6,143	220
* Standard Pacific Corp.	32,778	220
Sonic Automotive Inc. Class A	11,069	218
* Skechers U.S.A. Inc. Class A	11,215	218
Interval Leisure Group Inc.	11,394	215

True Religion Apparel Inc.	7,142	186
* American Public Education Inc.	5,350	184
Movado Group Inc.	5,170	179
* Drew Industries Inc.	5,512	179
Pep Boys-Manny Moe & Jack	15,513	164
* Sonic Corp.	16,022	162
American Greetings Corp. Class A	9,201	159
CEC Entertainment Inc.	4,923	154
* Quiksilver Inc.	36,210	145
* Arctic Cat Inc.	3,837	144
* iRobot Corp.	7,566	143
* Blue Nile Inc.	3,602	142
Callaway Golf Co.	20,650	139
* Ruby Tuesday Inc.	17,536	137
* Zumiez Inc.	6,550	135
* M/I Homes Inc.	6,041	133
* rue21 inc	4,608	132
Fred's Inc. Class A	9,834	131
Superior Industries International Inc.	6,728	127
* Biglari Holdings Inc.	348	126
Hot Topic Inc.	12,632	126
* Maidenform Brands Inc.	6,837	126
* Red Robin Gourmet Burgers Inc.	3,827	125
* Multimedia Games Holding Co. Inc.	8,277	122
* Winnebago Industries Inc.	8,494	121
Standard Motor Products Inc.	5,698	111
* Capella Education Co.	3,569	99
Haverty Furniture Cos. Inc.	5,649	95
* Boyd Gaming Corp.	17,037	94
* EW Scripps Co. Class A	8,590	87
* Digital Generation Inc.	7,685	82
* Ruth's Hospitality Group Inc.	10,706	80
* Universal Electronics Inc.	4,535	80
* Tuesday Morning Corp.	12,636	80
JAKKS Pacific Inc.	6,266	78
* Perry Ellis International Inc.	3,574	77
Big 5 Sporting Goods Corp.	5,122	72
* Stein Mart Inc.	8,222	70
Nutrisystem Inc.	8,645	69
Marcus Corp.	5,795	69
PetMed Express Inc.	5,920	68
Harte-Hanks Inc.	12,769	68
Universal Technical Institute Inc.	6,516	62
* MarineMax Inc.	7,174	59
Blyth Inc.	3,445	56
* Christopher & Banks Corp.	11,206	51
* Corinthian Colleges Inc.	22,311	49
* Career Education Corp.	15,460	46
Spartan Motors Inc.	8,825	43
* Kirkland's Inc.	4,512	41
* VOXX International Corp. Class A	5,511	37
* Zale Corp.	7,427	36
* Coldwater Creek Inc.	6,119	35
* Monarch Casino & Resort Inc.	2,510	24
Lincoln Educational Services Corp.	5,838	23
* K-Swiss Inc. Class A	6,105	19
		22,559

Consumer Staples (4.5%)
* Hain Celestial Group Inc.	13,275	800
* United Natural Foods Inc.	14,439	747
* Darling International Inc.	34,719	586
* TreeHouse Foods Inc.	10,655	559
Casey's General Stores Inc.	11,284	557
B&G Foods Inc.	15,371	449
Snyders-Lance Inc.	14,123	340
* Prestige Brands Holdings Inc.	14,900	322
Sanderson Farms Inc.	5,935	285
* Boston Beer Co. Inc. Class A	2,496	282
J&J Snack Foods Corp.	4,437	279
Andersons Inc.	5,103	215
WD-40 Co.	4,384	207
Cal-Maine Foods Inc.	4,080	188
* Central Garden and Pet Co. Class A	12,220	143
* Medifast Inc.	3,966	126
Diamond Foods Inc.	6,694	95
Inter Parfums Inc.	4,719	94
Spartan Stores Inc.	6,267	94
Calavo Growers Inc.	3,848	93
* Alliance One International Inc.	24,877	82
Nash Finch Co.	3,567	75
* Seneca Foods Corp. Class A	2,351	73
		6,691
Energy (4.1%)
* Gulfport Energy Corp.	14,678	558
Bristow Group Inc.	10,521	548
Lufkin Industries Inc.	9,894	542
* SEACOR Holdings Inc.	5,853	530
* Exterran Holdings Inc.	19,083	398
* Cloud Peak Energy Inc.	17,910	340
* Hornbeck Offshore Services Inc.	9,353	337
* PDC Energy Inc.	8,863	318
* Stone Energy Corp.	14,723	305
* Geospace Technologies Corp.	3,773	288
* Approach Resources Inc.	9,844	231
* Carrizo Oil & Gas Inc.	10,619	220
* Comstock Resources Inc.	13,310	218
* ION Geophysical Corp.	35,605	212
* Swift Energy Co.	12,629	196
* TETRA Technologies Inc.	22,761	159
* Contango Oil & Gas Co.	3,784	155
* Pioneer Energy Services Corp.	17,961	130
Gulf Island Fabrication Inc.	4,362	102
* Basic Energy Services Inc.	8,334	92
* PetroQuest Energy Inc.	16,930	90
* Matrix Service Co.	7,815	86
Penn Virginia Corp.	16,179	72
		6,127
Financials (20.6%)
Extra Space Storage Inc.	30,269	1,064
Kilroy Realty Corp.	21,759	981
Tanger Factory Outlet Centers	27,763	913
ProAssurance Corp.	9,030	819
Post Properties Inc.	15,984	785

Mid-America Apartment Communities Inc.	12,125	756
* EPR Properties	13,842	628
LaSalle Hotel Properties	25,505	615
Healthcare Realty Trust Inc.	25,363	605
Susquehanna Bancshares Inc.	54,955	565
Prospect Capital Corp.	51,401	541
Sovran Self Storage Inc.	8,657	535
* Texas Capital Bancshares Inc.	11,814	532
DiamondRock Hospitality Co.	57,387	502
Colonial Properties Trust	24,326	496
Medical Properties Trust Inc.	40,045	467
EastGroup Properties Inc.	8,641	452
FNB Corp.	41,385	447
* Stifel Financial Corp.	14,600	444
Lexington Realty Trust	43,186	414
UMB Financial Corp.	9,611	407
Wintrust Financial Corp.	10,697	394
Umpqua Holdings Corp.	33,040	385
* First Cash Financial Services Inc.	7,750	374
Acadia Realty Trust	14,526	361
Old National Bancorp	30,050	353
Northwest Bancshares Inc.	28,805	344
First Financial Bankshares Inc.	8,780	342
MarketAxess Holdings Inc.	11,059	341
PS Business Parks Inc.	5,278	340
National Penn Bancshares Inc.	35,771	339
United Bankshares Inc.	13,445	332
RLI Corp.	4,994	322
Cash America International Inc.	8,600	320
Community Bank System Inc.	11,728	315
* Financial Engines Inc.	11,898	312
Glacier Bancorp Inc.	21,381	311
PrivateBancorp Inc.	18,514	303
Selective Insurance Group Inc.	16,102	301
LTC Properties Inc.	9,029	295
Government Properties Income Trust	12,725	293
* World Acceptance Corp.	3,880	283
Bank of the Ozarks Inc.	8,751	278
First Midwest Bancorp Inc.	22,224	278
CVB Financial Corp.	26,106	265
BBCN Bancorp Inc.	23,136	263
Pennsylvania REIT	15,639	261
* Ezcorp Inc. Class A	13,370	257
First Financial Bancorp	17,362	252
Franklin Street Properties Corp.	21,329	246
Sabra Health Care REIT Inc.	10,989	238
PacWest Bancorp	9,518	237
Provident Financial Services Inc.	16,066	233
Home BancShares Inc.	6,830	227
Horace Mann Educators Corp.	11,699	224
Cousins Properties Inc.	26,846	220
ViewPoint Financial Group Inc.	10,473	214
Boston Private Financial Holdings Inc.	23,050	213
Columbia Banking System Inc.	11,694	202
* National Financial Partners Corp.	11,950	199
First Commonwealth Financial Corp.	30,938	198
NBT Bancorp Inc.	9,980	197

* Virtus Investment Partners Inc.	1,701	195
Independent Bank Corp.	6,757	194
Infinity Property & Casualty Corp.	3,479	190
Interactive Brokers Group Inc.	12,004	184
* Pinnacle Financial Partners Inc.	9,613	183
Inland Real Estate Corp.	22,914	183
Universal Health Realty Income Trust	3,720	181
Brookline Bancorp Inc.	20,626	175
Employers Holdings Inc.	9,075	173
Tower Group Inc.	10,196	172
Safety Insurance Group Inc.	3,736	168
Oritani Financial Corp.	11,436	167
* Navigators Group Inc.	3,086	162
Saul Centers Inc.	3,722	159
Banner Corp.	5,105	153
* Forestar Group Inc.	10,288	152
* eHealth Inc.	5,767	149
City Holding Co.	4,341	146
TrustCo Bank Corp. NY	27,339	144
S&T Bancorp Inc.	8,431	143
Stewart Information Services Corp.	5,192	142
Urstadt Biddle Properties Inc. Class A	7,438	140
* HFF Inc. Class A	9,345	139
* AMERISAFE Inc.	5,292	137
* Piper Jaffray Cos.	4,767	135
Getty Realty Corp.	8,029	135
United Fire Group Inc.	6,414	133
Tompkins Financial Corp.	3,328	130
Simmons First National Corp. Class A	4,899	117
* United Community Banks Inc.	13,399	116
Dime Community Bancshares Inc.	8,335	116
* Hanmi Financial Corp.	9,212	115
Kite Realty Group Trust	21,053	112
* Wilshire Bancorp Inc.	17,911	104
* Investment Technology Group Inc.	11,300	101
Presidential Life Corp.	6,432	90
Parkway Properties Inc.	6,561	88
* First BanCorp	21,217	86
Cedar Realty Trust Inc.	15,677	85
Sterling Bancorp	8,965	83
Meadowbrook Insurance Group Inc.	14,162	79
Calamos Asset Management Inc. Class A	6,188	61
Bank Mutual Corp.	12,444	52
* SWS Group Inc.	8,557	41
		30,540
Health Care (10.6%)
* Cubist Pharmaceuticals Inc.	18,856	766
* Centene Corp.	15,215	668
* Salix Pharmaceuticals Ltd.	14,727	631
* Haemonetics Corp.	7,562	613
* Align Technology Inc.	21,031	576
* PAREXEL International Corp.	17,742	573
West Pharmaceutical Services Inc.	10,024	542
* ViroPharma Inc.	20,220	501
Questcor Pharmaceuticals Inc.	17,676	459
* PSS World Medical Inc.	14,827	422
* Magellan Health Services Inc.	8,077	419

* MWI Veterinary Supply Inc.	3,529	394
Chemed Corp.	5,657	385
* Air Methods Corp.	3,423	374
* Cyberonics Inc.	6,987	361
* Medicines Co.	15,751	338
* Neogen Corp.	6,609	301
* Acorda Therapeutics Inc.	11,818	298
* Akorn Inc.	19,986	270
Analogic Corp.	3,639	268
* Hanger Inc.	10,169	265
* Amsurg Corp. Class A	9,372	263
* Medidata Solutions Inc.	6,560	262
* Molina Healthcare Inc.	8,825	246
Meridian Bioscience Inc.	12,203	244
CONMED Corp.	8,472	234
* Abaxis Inc.	6,092	230
* Integra LifeSciences Holdings Corp.	5,757	223
* ICU Medical Inc.	3,715	219
Quality Systems Inc.	11,705	213
* Luminex Corp.	11,279	194
* Bio-Reference Labs Inc.	7,204	190
* NuVasive Inc.	12,806	186
* IPC The Hospitalist Co. Inc.	4,867	184
* Spectrum Pharmaceuticals Inc.	15,124	179
Cantel Medical Corp.	6,261	172
* Kindred Healthcare Inc.	15,572	169
Landauer Inc.	2,765	165
* Merit Medical Systems Inc.	11,641	162
* Greatbatch Inc.	6,912	156
Computer Programs & Systems Inc.	3,047	152
* Omnicell Inc.	9,768	149
* AMN Healthcare Services Inc.	13,183	144
* Momenta Pharmaceuticals Inc.	13,386	143
* HealthStream Inc.	5,692	135
Ensign Group Inc.	5,091	131
* PharMerica Corp.	8,571	124
Invacare Corp.	8,393	119
* Emergent Biosolutions Inc.	7,446	112
* Symmetry Medical Inc.	10,940	107
* Healthways Inc.	9,656	104
* Natus Medical Inc.	9,012	102
* Cambrex Corp.	8,951	98
* Amedisys Inc.	9,273	97
* Hi-Tech Pharmacal Co. Inc.	3,126	94
* LHC Group Inc.	4,643	90
* Gentiva Health Services Inc.	8,604	89
* Corvel Corp.	1,872	78
* SurModics Inc.	3,679	74
* Affymetrix Inc.	21,377	71
* Palomar Medical Technologies Inc.	5,389	49
* Arqule Inc.	17,722	47
* Almost Family Inc.	2,314	46
CryoLife Inc.	7,563	45
* Cross Country Healthcare Inc.	9,353	37
* Enzo Biochem Inc.	9,689	27
		15,779

Industrials (16.0%)
Toro Co.	17,297	776
Robbins & Myers Inc.	12,546	745
AO Smith Corp.	11,405	718
* Old Dominion Freight Line Inc.	20,912	699
* Teledyne Technologies Inc.	10,832	682
EMCOR Group Inc.	19,637	645
Actuant Corp. Class A	21,516	619
Geo Group Inc.	18,065	509
Belden Inc.	13,158	496
* Portfolio Recovery Associates Inc.	5,001	494
Applied Industrial Technologies Inc.	12,328	494
* EnerSys Inc.	14,100	491
* Moog Inc. Class A	13,306	489
* Tetra Tech Inc.	18,680	481
Healthcare Services Group Inc.	19,935	469
Brady Corp. Class A	13,992	447
Curtiss-Wright Corp.	13,896	441
Mueller Industries Inc.	8,245	394
Simpson Manufacturing Co. Inc.	11,810	386
United Stationers Inc.	11,917	366
* Hub Group Inc. Class A	10,420	337
Franklin Electric Co. Inc.	5,635	336
Allegiant Travel Co. Class A	4,506	334
Watts Water Technologies Inc. Class A	8,148	333
UniFirst Corp.	4,378	309
Lindsay Corp.	3,769	298
Barnes Group Inc.	13,868	293
ESCO Technologies Inc.	7,934	291
Briggs & Stratton Corp.	14,214	288
Forward Air Corp.	8,629	287
ABM Industries Inc.	14,994	286
AZZ Inc.	7,485	285
Kaman Corp.	7,828	284
* II-VI Inc.	16,282	279
Knight Transportation Inc.	17,458	262
* On Assignment Inc.	12,751	254
Interface Inc. Class A	16,787	247
* EnPro Industries Inc.	6,100	240
* Aegion Corp. Class A	11,589	239
Cubic Corp.	4,756	233
* Orbital Sciences Corp.	17,431	228
Quanex Building Products Corp.	10,840	227
* Mobile Mini Inc.	11,200	224
Universal Forest Products Inc.	5,817	219
Kaydon Corp.	9,447	218
* Exponent Inc.	3,895	208
Tennant Co.	5,435	207
* Korn/Ferry International	14,077	203
Insperity Inc.	6,501	196
Apogee Enterprises Inc.	8,331	191
G&K Services Inc. Class A	5,530	187
Heartland Express Inc.	13,604	187
CIRCOR International Inc.	5,121	185
Standex International Corp.	3,720	183
Albany International Corp.	8,491	183
AAR Corp.	11,829	182

*	Encore Capital Group Inc.	6,805	181
	Astec Industries Inc.	6,166	179
*	Dycom Industries Inc.	9,841	177
	SkyWest Inc.	14,939	173
	Encore Wire Corp.	5,421	170
*	TrueBlue Inc.	11,879	169
*	Sykes Enterprises Inc.	11,434	168
	Cascade Corp.	2,522	164
*	GenCorp Inc.	17,652	162
*	Navigant Consulting Inc.	15,173	158
	American Science & Engineering Inc.	2,472	158
	Resources Connection Inc.	12,414	144
	Griffon Corp.	13,816	143
	John Bean Technologies Corp.	8,420	137
	Viad Corp.	5,997	135
	Comfort Systems USA Inc.	10,834	117
*	Gibraltar Industries Inc.	8,420	117
	AAON Inc.	5,525	116
	National Presto Industries Inc.	1,474	113
*	Aerovironment Inc.	5,480	112
*	Powell Industries Inc.	2,673	107
	Kelly Services Inc. Class A	7,828	107
*	Federal Signal Corp.	18,120	107
*	Engility Holdings Inc.	4,936	91
*	Consolidated Graphics Inc.	2,417	82
*	NCI Building Systems Inc.	5,727	75
	CDI Corp.	4,213	70
*	Lydall Inc.	5,144	67
	Heidrick & Struggles International Inc.	4,971	65
*	Orion Marine Group Inc.	8,213	58
	Arkansas Best Corp.	6,811	56
*	Vicor Corp.	5,990	32
*	Dolan Co.	8,721	30
			23,724
Information Technology (18.2%)
*	CommVault Systems Inc.	12,319	817
*	Cymer Inc.	9,173	804
	MAXIMUS Inc.	10,045	633
*,^ 3D Systems Corp.		14,060	629
	FEI Co.	11,227	618
*	Cirrus Logic Inc.	19,006	595
*	JDA Software Group Inc.	12,596	562
*	Microsemi Corp.	26,139	500
	Anixter International Inc.	8,151	498
*	Hittite Microwave Corp.	8,020	487
*	Arris Group Inc.	33,522	468
*	ViaSat Inc.	11,721	448
*	Sourcefire Inc.	8,848	436
	Cognex Corp.	11,792	422
*	NETGEAR Inc.	11,235	392
	j2 Global Inc.	12,660	383
	MKS Instruments Inc.	15,581	378
*	Progress Software Corp.	18,701	376
	Littelfuse Inc.	6,427	371
*	Tyler Technologies Inc.	7,666	360
*	CACI International Inc. Class A	6,704	343
*	DealerTrack Holdings Inc.	12,637	340

Heartland Payment Systems Inc.	11,421	338
* OSI Systems Inc.	5,521	338
* Manhattan Associates Inc.	5,883	337
* Veeco Instruments Inc.	11,490	327
* Take-Two Interactive Software Inc.	26,407	327
* Coherent Inc.	6,963	322
* OpenTable Inc.	6,706	301
Blackbaud Inc.	13,418	300
* Cardtronics Inc.	12,998	298
* Liquidity Services Inc.	7,085	291
* Netscout Systems Inc.	10,653	268
* Bottomline Technologies Inc.	10,880	267
Power Integrations Inc.	8,554	266
* Synaptics Inc.	9,770	261
* SYNNEX Corp.	7,867	260
* Benchmark Electronics Inc.	16,669	259
* Ultratech Inc.	7,750	254
* Electronics for Imaging Inc.	13,764	253
* Kulicke & Soffa Industries Inc.	21,931	251
Tessera Technologies Inc.	15,315	249
* TriQuint Semiconductor Inc.	48,592	246
* ScanSource Inc.	8,153	241
* Plexus Corp.	10,370	240
MTS Systems Corp.	4,756	230
* MicroStrategy Inc. Class A	2,571	227
Cabot Microelectronics Corp.	6,806	222
* Insight Enterprises Inc.	13,098	222
* Rogers Corp.	4,821	214
* ExlService Holdings Inc.	7,671	206
* LivePerson Inc.	14,868	196
* Monolithic Power Systems Inc.	9,127	193
Badger Meter Inc.	4,238	191
* ATMI Inc.	9,380	187
* CSG Systems International Inc.	10,032	186
OPNET	4,460	185
* Rofin-Sinar Technologies Inc.	8,378	177
Blucora Inc.	11,943	176
* FARO Technologies Inc.	4,983	176
Monotype Imaging Holdings Inc.	10,752	165
* Diodes Inc.	10,524	159
Ebix Inc.	9,439	159
* Harmonic Inc.	34,576	158
* Digital River Inc.	10,421	152
United Online Inc.	26,421	151
Brooks Automation Inc.	19,371	149
* Websense Inc.	10,621	148
* Synchronoss Technologies Inc.	8,039	147
* Newport Corp.	11,172	142
* Measurement Specialties Inc.	4,511	140
* LogMeIn Inc.	6,539	140
* Interactive Intelligence Group Inc.	4,331	139
* TTM Technologies Inc.	15,320	138
Micrel Inc.	14,324	138
Park Electrochemical Corp.	5,643	137
Comtech Telecommunications Corp.	5,223	133
* Entropic Communications Inc.	25,678	133
* iGATE Corp.	8,824	132

* Advanced Energy Industries Inc.	10,228	131
* Dice Holdings Inc.	15,206	131
* Volterra Semiconductor Corp.	7,404	130
* comScore Inc.	9,329	124
* Intermec Inc.	16,252	123
Black Box Corp.	4,901	121
Forrester Research Inc.	4,272	120
* GT Advanced Technologies Inc.	34,849	117
Daktronics Inc.	11,133	116
* TeleTech Holdings Inc.	6,636	113
EPIQ Systems Inc.	9,405	113
* Exar Corp.	13,672	112
* Stamps.com Inc.	4,275	108
* Perficient Inc.	9,513	104
* Rudolph Technologies Inc.	9,310	103
* Checkpoint Systems Inc.	11,746	102
* Ceva Inc.	6,503	98
* Virtusa Corp.	6,014	94
Methode Electronics Inc.	10,358	93
* Nanometrics Inc.	6,413	93
CTS Corp.	10,273	91
* Higher One Holdings Inc.	9,922	88
* Oplink Communications Inc.	5,538	86
* DTS Inc.	5,531	84
* Mercury Systems Inc.	9,397	83
Electro Scientific Industries Inc.	7,542	82
* Digi International Inc.	7,779	76
* Super Micro Computer Inc.	7,909	74
* Symmetricom Inc.	11,977	71
Cohu Inc.	6,889	67
* VASCO Data Security International Inc.	8,393	63
* CIBER Inc.	20,145	61
* Avid Technology Inc.	9,173	60
* Supertex Inc.	3,214	58
* Kopin Corp.	17,808	57
* Sigma Designs Inc.	9,941	57
* XO Group Inc.	6,906	55
Bel Fuse Inc. Class B	3,243	51
* Pericom Semiconductor Corp.	6,485	49
* QuinStreet Inc.	7,766	49
* DSP Group Inc.	6,367	38
* Agilysys Inc.	4,281	35
PC-Tel Inc.	5,117	33
* Rubicon Technology Inc.	5,125	33
* Intevac Inc.	6,464	31
* STR Holdings Inc.	11,732	28
* Radisys Corp.	7,069	16
* NCI Inc. Class A	2,510	11
		26,935
Materials (6.1%)
Eagle Materials Inc.	13,520	720
PolyOne Corp.	26,254	529
HB Fuller Co.	14,783	486
Schweitzer-Mauduit International Inc.	9,137	342
* SunCoke Energy Inc.	20,529	334
Buckeye Technologies Inc.	11,745	326
Balchem Corp.	8,692	311

Innophos Holdings Inc.	6,476	310
Kaiser Aluminum Corp.	4,996	304
* Texas Industries Inc.	6,158	286
* Clearwater Paper Corp.	6,805	271
Globe Specialty Metals Inc.	18,992	263
* KapStone Paper and Packaging Corp.	11,376	249
Stepan Co.	2,424	242
American Vanguard Corp.	7,041	234
A Schulman Inc.	8,721	228
* Calgon Carbon Corp.	16,787	227
AMCOL International Corp.	7,443	225
* Kraton Performance Polymers Inc.	9,504	223
* RTI International Metals Inc.	8,936	222
Deltic Timber Corp.	3,209	222
Koppers Holdings Inc.	6,127	217
PH Glatfelter Co.	12,486	212
* OM Group Inc.	9,538	190
* LSB Industries Inc.	5,558	186
Quaker Chemical Corp.	3,807	185
Haynes International Inc.	3,609	168
AK Steel Holding Corp.	39,381	158
* Headwaters Inc.	17,809	135
Myers Industries Inc.	9,049	135
Tredegar Corp.	7,019	132
Neenah Paper Inc.	4,608	129
Materion Corp.	5,916	121
* Century Aluminum Co.	14,840	115
Wausau Paper Corp.	13,419	113
Hawkins Inc.	2,722	109
Zep Inc.	6,713	83
* AM Castle & Co.	4,803	61
Olympic Steel Inc.	2,776	55
		9,058
Telecommunication Services (0.5%)
* Cincinnati Bell Inc.	58,586	312
Atlantic Tele-Network Inc.	2,690	99
* General Communication Inc. Class A	9,883	83
USA Mobility Inc.	6,703	78
* Cbeyond Inc.	9,172	68
NTELOS Holdings Corp.	4,542	59
Lumos Networks Corp.	4,367	43
Neutral Tandem Inc.	9,045	24
		766
Utilities (4.0%)
Piedmont Natural Gas Co. Inc.	21,336	658
Southwest Gas Corp.	13,598	570
UIL Holdings Corp.	14,912	535
UNS Energy Corp.	12,131	517
New Jersey Resources Corp.	12,240	497
South Jersey Industries Inc.	9,150	457
Avista Corp.	17,396	412
ALLETE Inc.	10,185	399
NorthWestern Corp.	10,970	381
El Paso Electric Co.	11,830	377
Northwest Natural Gas Co.	7,870	345
CH Energy Group Inc.	4,427	289

American States Water Co.		5,582	254
Laclede Group Inc.		6,220	253
			5,944
Total Common Stocks (Cost $141,540)			148,123
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $206)	0.167%	205,800	206
Total Investments (99.9%) (Cost $141,746)			148,329
Other Assets and Liabilities-Net (0.1%)[2]			180
Net Assets (100%)			148,509

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $188,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $206,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $141,746,000. Net unrealized appreciation of investment securities for tax purposes was $6,583,000, consisting of unrealized gains of $17,115,000 on securities that had risen in value since their purchase and $10,532,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (16.0%)
Brunswick Corp.	4,141	107
Men's Wearhouse Inc.	3,249	105
Group 1 Automotive Inc.	1,457	88
* Live Nation Entertainment Inc.	9,592	84
* Jack in the Box Inc.	3,032	84
* Marriott Vacations Worldwide Corp.	1,940	77
* Meritage Homes Corp.	2,095	73
Pool Corp.	1,682	70
* Select Comfort Corp.	2,216	59
OfficeMax Inc.	5,931	59
Stage Stores Inc.	2,154	56
Brown Shoe Co. Inc.	2,788	53
* La-Z-Boy Inc.	3,549	53
* Crocs Inc.	3,955	53
Ryland Group Inc.	1,578	53
* Pinnacle Entertainment Inc.	4,016	52
Ethan Allen Interiors Inc.	1,759	51
* Skechers U.S.A. Inc. Class A	2,607	51
* Standard Pacific Corp.	7,568	51
Lithia Motors Inc. Class A	1,409	50
Sonic Automotive Inc. Class A	2,547	50
* Fifth & Pacific Cos. Inc.	3,872	47
Movado Group Inc.	1,206	42
* Drew Industries Inc.	1,283	42
Pep Boys-Manny Moe & Jack	3,629	38
* Sonic Corp.	3,737	38
American Greetings Corp. Class A	2,164	37
Finish Line Inc. Class A	1,738	36
Cracker Barrel Old Country Store Inc.	557	34
* Quiksilver Inc.	8,520	34
* Arctic Cat Inc.	901	34
Callaway Golf Co.	4,859	33
* Ruby Tuesday Inc.	4,117	32
* M/I Homes Inc.	1,399	31
Fred's Inc. Class A	2,310	31
Oxford Industries Inc.	557	30
Superior Industries International Inc.	1,585	30
Hillenbrand Inc.	1,402	30
* Red Robin Gourmet Burgers Inc.	902	30
* SHFL Entertainment Inc.	2,146	30
* Lumber Liquidators Holdings Inc.	550	29
* Helen of Troy Ltd.	935	29
Hot Topic Inc.	2,866	29
* Winnebago Industries Inc.	1,984	28
Interval Leisure Group Inc.	1,412	27
Texas Roadhouse Inc. Class A	1,600	27
* Iconix Brand Group Inc.	1,295	26
Standard Motor Products Inc.	1,322	26
Haverty Furniture Cos. Inc.	1,332	22

* Boyd Gaming Corp.	3,854	21
Cato Corp. Class A	729	21
* EW Scripps Co. Class A	1,925	20
* Multimedia Games Holding Co. Inc.	1,246	18
* Digital Generation Inc.	1,722	18
* Universal Electronics Inc.	1,017	18
* Tuesday Morning Corp.	2,832	18
* Ruth's Hospitality Group Inc.	2,372	18
JAKKS Pacific Inc.	1,404	17
* Perry Ellis International Inc.	801	17
Big 5 Sporting Goods Corp.	1,148	16
* Stein Mart Inc.	1,869	16
PetMed Express Inc.	1,381	16
Marcus Corp.	1,346	16
Harte-Hanks Inc.	2,950	16
Nutrisystem Inc.	1,938	15
* Maidenform Brands Inc.	752	14
* MarineMax Inc.	1,608	13
* Corinthian Colleges Inc.	5,276	12
* Christopher & Banks Corp.	2,512	11
Spartan Motors Inc.	2,113	10
* Career Education Corp.	3,464	10
* Zumiez Inc.	484	10
* Zale Corp.	1,764	9
* VOXX International Corp. Class A	1,271	9
* Coldwater Creek Inc.	1,365	8
* Monarch Casino & Resort Inc.	646	6
Universal Technical Institute Inc.	597	6
Lincoln Educational Services Corp.	1,454	6
* K-Swiss Inc. Class A	1,642	5
* Kirkland's Inc.	460	4
Blyth Inc.	248	4
		2,699
Consumer Staples (3.6%)
* Prestige Brands Holdings Inc.	3,427	74
* Darling International Inc.	4,237	71
* United Natural Foods Inc.	1,364	71
* Hain Celestial Group Inc.	1,130	68
B&G Foods Inc.	1,922	56
Andersons Inc.	1,185	50
Snyders-Lance Inc.	1,873	45
Cal-Maine Foods Inc.	950	44
* Central Garden and Pet Co. Class A	2,817	33
Spartan Stores Inc.	1,476	22
* Alliance One International Inc.	5,575	18
Nash Finch Co.	846	18
* Seneca Foods Corp. Class A	570	18
Inter Parfums Inc.	538	11
Diamond Foods Inc.	603	9
Calavo Growers Inc.	332	8
		616
Energy (4.6%)
Bristow Group Inc.	2,438	127
* Exterran Holdings Inc.	4,415	92
* Stone Energy Corp.	3,369	70
* Cloud Peak Energy Inc.	3,152	60

* Comstock Resources Inc.	3,039	50
* Swift Energy Co.	2,936	45
* PDC Energy Inc.	1,243	45
* Gulfport Energy Corp.	1,154	44
* Hornbeck Offshore Services Inc.	1,069	39
* TETRA Technologies Inc.	5,343	37
* ION Geophysical Corp.	5,587	33
* Carrizo Oil & Gas Inc.	1,116	23
Gulf Island Fabrication Inc.	973	23
* PetroQuest Energy Inc.	3,881	21
* Matrix Service Co.	1,741	19
* Pioneer Energy Services Corp.	2,383	17
Penn Virginia Corp.	3,688	16
* Basic Energy Services Inc.	1,214	13
		774
Financials (26.4%)
LaSalle Hotel Properties	5,885	142
Susquehanna Bancshares Inc.	12,715	131
Prospect Capital Corp.	11,915	125
Extra Space Storage Inc.	3,559	125
DiamondRock Hospitality Co.	13,302	116
Kilroy Realty Corp.	2,469	111
Medical Properties Trust Inc.	9,237	108
FNB Corp.	9,518	103
Lexington Realty Trust	10,008	96
Wintrust Financial Corp.	2,476	91
Umpqua Holdings Corp.	7,620	89
Tanger Factory Outlet Centers	2,619	86
Healthcare Realty Trust Inc.	3,452	82
Colonial Properties Trust	3,998	82
Old National Bancorp	6,900	81
Post Properties Inc.	1,622	80
Northwest Bancshares Inc.	6,660	79
National Penn Bancshares Inc.	8,277	78
United Bankshares Inc.	3,111	77
Glacier Bancorp Inc.	4,890	71
* Texas Capital Bancshares Inc.	1,555	70
Selective Insurance Group Inc.	3,735	70
PrivateBancorp Inc.	4,249	70
* EPR Properties	1,495	68
First Midwest Bancorp Inc.	5,085	64
BBCN Bancorp Inc.	5,298	60
Pennsylvania REIT	3,574	60
Sovran Self Storage Inc.	919	57
Franklin Street Properties Corp.	4,894	57
Provident Financial Services Inc.	3,673	53
Horace Mann Educators Corp.	2,696	52
Cousins Properties Inc.	6,207	51
Boston Private Financial Holdings Inc.	5,404	50
Columbia Banking System Inc.	2,716	47
First Commonwealth Financial Corp.	7,170	46
NBT Bancorp Inc.	2,310	46
* National Financial Partners Corp.	2,742	46
* Stifel Financial Corp.	1,466	45
Independent Bank Corp.	1,549	44
CVB Financial Corp.	4,219	43
Interactive Brokers Group Inc.	2,796	43

* Pinnacle Financial Partners Inc.	2,232	42
Brookline Bancorp Inc.	4,798	41
Employers Holdings Inc.	2,110	40
Government Properties Income Trust	1,742	40
Tower Group Inc.	2,365	40
Community Bank System Inc.	1,460	39
Safety Insurance Group Inc.	870	39
PacWest Bancorp	1,476	37
UMB Financial Corp.	845	36
* Forestar Group Inc.	2,375	35
First Financial Bankshares Inc.	881	34
TrustCo Bank Corp. NY	6,422	34
S&T Bancorp Inc.	1,982	34
Sabra Health Care REIT Inc.	1,522	33
Stewart Information Services Corp.	1,209	33
* AMERISAFE Inc.	1,242	32
First Financial Bancorp	2,203	32
* Piper Jaffray Cos.	1,119	32
Acadia Realty Trust	1,278	32
LTC Properties Inc.	959	31
United Fire Group Inc.	1,498	31
Home BancShares Inc.	931	31
Getty Realty Corp.	1,829	31
Inland Real Estate Corp.	3,671	29
Banner Corp.	915	27
Dime Community Bancshares Inc.	1,970	27
* United Community Banks Inc.	3,160	27
Simmons First National Corp. Class A	1,150	27
Bank of the Ozarks Inc.	846	27
Kite Realty Group Trust	4,800	26
* Wilshire Bancorp Inc.	4,246	25
* Investment Technology Group Inc.	2,599	23
* HFF Inc. Class A	1,447	21
Presidential Life Corp.	1,438	20
Cedar Realty Trust Inc.	3,701	20
Parkway Properties Inc.	1,473	20
Sterling Bancorp	2,085	19
* First BanCorp	4,755	19
City Holding Co.	560	19
Meadowbrook Insurance Group Inc.	3,150	18
* Hanmi Financial Corp.	1,387	17
* Navigators Group Inc.	327	17
Urstadt Biddle Properties Inc. Class A	900	17
ViewPoint Financial Group Inc.	770	16
Universal Health Realty Income Trust	291	14
Calamos Asset Management Inc. Class A	1,364	13
Bank Mutual Corp.	2,922	12
Saul Centers Inc.	276	12
* Virtus Investment Partners Inc.	98	11
* eHealth Inc.	420	11
Oritani Financial Corp.	685	10
* SWS Group Inc.	1,918	9
Tompkins Financial Corp.	233	9
		4,466
Health Care (5.5%)
* PAREXEL International Corp.	2,291	74
* Hanger Inc.	2,322	61

* Molina Healthcare Inc.	2,020	56
CONMED Corp.	1,927	53
* Centene Corp.	1,165	51
* Align Technology Inc.	1,618	44
West Pharmaceutical Services Inc.	816	44
* Kindred Healthcare Inc.	3,626	39
* PSS World Medical Inc.	1,274	36
* AMN Healthcare Services Inc.	3,025	33
* PharMerica Corp.	2,001	29
Invacare Corp.	1,983	28
* Healthways Inc.	2,296	25
* Symmetry Medical Inc.	2,481	24
Meridian Bioscience Inc.	1,172	24
* Natus Medical Inc.	2,044	23
* Cambrex Corp.	2,038	22
* Amsurg Corp. Class A	793	22
* Amedisys Inc.	2,098	22
* Omnicell Inc.	1,334	20
* LHC Group Inc.	1,040	20
* Gentiva Health Services Inc.	1,928	20
* Bio-Reference Labs Inc.	628	17
* Affymetrix Inc.	4,875	16
* Merit Medical Systems Inc.	1,101	15
* Integra LifeSciences Holdings Corp.	356	14
Cantel Medical Corp.	478	13
* Greatbatch Inc.	505	12
* Almost Family Inc.	558	11
* Palomar Medical Technologies Inc.	1,208	11
* SurModics Inc.	537	11
CryoLife Inc.	1,694	10
* Cross Country Healthcare Inc.	2,097	9
* Emergent Biosolutions Inc.	559	8
* HealthStream Inc.	278	7
* Enzo Biochem Inc.	1,325	4
		928
Industrials (20.0%)
EMCOR Group Inc.	4,540	149
Actuant Corp. Class A	4,970	143
Geo Group Inc.	4,190	118
* EnerSys Inc.	3,272	114
Brady Corp. Class A	3,223	103
Curtiss-Wright Corp.	3,197	101
AO Smith Corp.	1,506	95
Mueller Industries Inc.	1,918	92
United Stationers Inc.	2,756	85
Belden Inc.	1,918	72
Barnes Group Inc.	3,193	67
ESCO Technologies Inc.	1,817	67
Briggs & Stratton Corp.	3,249	66
ABM Industries Inc.	3,426	65
* On Assignment Inc.	2,926	58
Interface Inc. Class A	3,893	57
* EnPro Industries Inc.	1,418	56
* Aegion Corp. Class A	2,690	56
Quanex Building Products Corp.	2,528	53
* Orbital Sciences Corp.	4,004	52
* Mobile Mini Inc.	2,598	52

Applied Industrial Technologies Inc.	1,293	52
Universal Forest Products Inc.	1,338	50
Simpson Manufacturing Co. Inc.	1,538	50
Robbins & Myers Inc.	808	48
* Korn/Ferry International	3,284	47
* Tetra Tech Inc.	1,787	46
Insperity Inc.	1,515	46
* Old Dominion Freight Line Inc.	1,355	45
Apogee Enterprises Inc.	1,941	45
G&K Services Inc. Class A	1,294	44
Standex International Corp.	864	43
Albany International Corp.	1,974	43
AAR Corp.	2,750	42
Astec Industries Inc.	1,435	42
* Dycom Industries Inc.	2,301	41
SkyWest Inc.	3,509	41
* Moog Inc. Class A	1,086	40
Encore Wire Corp.	1,273	40
* Sykes Enterprises Inc.	2,673	39
* TrueBlue Inc.	2,749	39
Healthcare Services Group Inc.	1,658	39
* GenCorp Inc.	4,122	38
Watts Water Technologies Inc. Class A	913	37
* Navigant Consulting Inc.	3,533	37
* Hub Group Inc. Class A	1,046	34
Knight Transportation Inc.	2,222	33
Resources Connection Inc.	2,875	33
Griffon Corp.	3,150	33
John Bean Technologies Corp.	1,981	32
Viad Corp.	1,387	31
Kaydon Corp.	1,340	31
Kaman Corp.	833	30
Comfort Systems USA Inc.	2,557	28
* Gibraltar Industries Inc.	1,969	27
CIRCOR International Inc.	704	25
Kelly Services Inc. Class A	1,838	25
* Federal Signal Corp.	4,269	25
* Powell Industries Inc.	618	25
Heartland Express Inc.	1,785	25
Cascade Corp.	305	20
UniFirst Corp.	273	19
Tennant Co.	421	16
CDI Corp.	945	16
* Lydall Inc.	1,160	15
Heidrick & Struggles International Inc.	1,114	15
Arkansas Best Corp.	1,615	13
* Orion Marine Group Inc.	1,838	13
AAON Inc.	582	12
* NCI Building Systems Inc.	924	12
* Encore Capital Group Inc.	423	11
* Engility Holdings Inc.	515	10
* Consolidated Graphics Inc.	231	8
* Vicor Corp.	626	3
		3,375
Information Technology (11.7%)
Anixter International Inc.	1,879	115
* Arris Group Inc.	7,717	108

* Take-Two Interactive Software Inc.	6,126	76
* 3D Systems Corp.	1,489	67
* SYNNEX Corp.	1,798	59
* Benchmark Electronics Inc.	3,808	59
* ScanSource Inc.	1,873	55
* Plexus Corp.	2,375	55
* Insight Enterprises Inc.	3,044	52
* Progress Software Corp.	2,299	46
FEI Co.	809	45
* Electronics for Imaging Inc.	2,088	38
* Harmonic Inc.	8,017	37
* Digital River Inc.	2,439	36
United Online Inc.	6,205	35
* DealerTrack Holdings Inc.	1,314	35
* Microsemi Corp.	1,767	34
* Newport Corp.	2,619	33
MKS Instruments Inc.	1,340	33
* TTM Technologies Inc.	3,590	32
Comtech Telecommunications Corp.	1,230	31
* Advanced Energy Industries Inc.	2,406	31
Heartland Payment Systems Inc.	1,012	30
* Intermec Inc.	3,810	29
Black Box Corp.	1,155	28
Daktronics Inc.	2,532	26
* Cardtronics Inc.	1,151	26
* Perficient Inc.	2,259	25
* Rudolph Technologies Inc.	2,191	24
* ATMI Inc.	1,214	24
* TriQuint Semiconductor Inc.	4,665	24
* Checkpoint Systems Inc.	2,727	24
Methode Electronics Inc.	2,389	22
* Bottomline Technologies Inc.	872	21
* Rofin-Sinar Technologies Inc.	1,000	21
CTS Corp.	2,302	20
Tessera Technologies Inc.	1,234	20
Monotype Imaging Holdings Inc.	1,245	19
* Ultratech Inc.	574	19
Electro Scientific Industries Inc.	1,691	18
Park Electrochemical Corp.	747	18
* Rogers Corp.	402	18
* Dice Holdings Inc.	2,018	17
* CSG Systems International Inc.	923	17
* Symmetricom Inc.	2,868	17
* Digi International Inc.	1,749	17
* iGATE Corp.	1,112	17
* TeleTech Holdings Inc.	978	17
* Super Micro Computer Inc.	1,773	17
* Monolithic Power Systems Inc.	737	16
Cohu Inc.	1,544	15
Badger Meter Inc.	312	14
* Diodes Inc.	924	14
* CIBER Inc.	4,514	14
EPIQ Systems Inc.	1,140	14
* Avid Technology Inc.	2,057	13
* XO Group Inc.	1,666	13
* Sigma Designs Inc.	2,263	13
Micrel Inc.	1,207	12

Bel Fuse Inc. Class B	727	12
Brooks Automation Inc.	1,466	11
* Virtusa Corp.	715	11
* Pericom Semiconductor Corp.	1,453	11
* Measurement Specialties Inc.	345	11
* ExlService Holdings Inc.	370	10
* VASCO Data Security International Inc.	1,189	9
* DSP Group Inc.	1,474	9
* Mercury Systems Inc.	949	8
* Supertex Inc.	446	8
* Agilysys Inc.	970	8
PC-Tel Inc.	1,178	8
* Intevac Inc.	1,592	8
* Oplink Communications Inc.	480	7
* Kopin Corp.	2,217	7
* Nanometrics Inc.	461	7
* QuinStreet Inc.	627	4
* Radisys Corp.	1,541	3
* NCI Inc. Class A	563	2
* STR Holdings Inc.	972	2
		1,981
Materials (7.4%)
PolyOne Corp.	6,039	122
Eagle Materials Inc.	2,003	107
* SunCoke Energy Inc.	4,767	77
Kaiser Aluminum Corp.	1,142	70
* Texas Industries Inc.	1,407	65
HB Fuller Co.	1,829	60
A Schulman Inc.	2,003	52
* RTI International Metals Inc.	2,076	51
* OM Group Inc.	2,217	44
AK Steel Holding Corp.	9,035	36
PH Glatfelter Co.	2,074	35
American Vanguard Corp.	1,008	34
Myers Industries Inc.	2,126	32
Tredegar Corp.	1,649	31
* Calgon Carbon Corp.	2,227	30
Neenah Paper Inc.	1,067	30
Materion Corp.	1,400	29
* Century Aluminum Co.	3,481	27
Wausau Paper Corp.	3,175	27
Koppers Holdings Inc.	740	26
Buckeye Technologies Inc.	930	26
* Clearwater Paper Corp.	631	25
* Kraton Performance Polymers Inc.	941	22
* LSB Industries Inc.	643	22
AMCOL International Corp.	700	21
Globe Specialty Metals Inc.	1,429	20
Zep Inc.	1,526	19
* Headwaters Inc.	2,435	19
Quaker Chemical Corp.	359	17
* KapStone Paper and Packaging Corp.	779	17
Stepan Co.	162	16
* AM Castle & Co.	1,124	14
Haynes International Inc.	301	14

Olympic Steel Inc.	621	12
		1,249
Telecommunication Services (0.8%)
* Cincinnati Bell Inc.	13,419	72
USA Mobility Inc.	1,502	17
* Cbeyond Inc.	2,080	15
NTELOS Holdings Corp.	1,012	13
* General Communication Inc. Class A	1,241	11
Lumos Networks Corp.	1,024	10
Neutral Tandem Inc.	587	2
		140
Utilities (3.9%)
Avista Corp.	4,004	95
Piedmont Natural Gas Co. Inc.	2,649	82
UIL Holdings Corp.	2,137	77
Southwest Gas Corp.	1,694	71
Laclede Group Inc.	1,422	58
New Jersey Resources Corp.	1,298	53
UNS Energy Corp.	1,130	48
ALLETE Inc.	1,180	46
NorthWestern Corp.	1,223	42
El Paso Electric Co.	1,044	33
Northwest Natural Gas Co.	754	33
CH Energy Group Inc.	393	26
		664
Total Investments (99.9%) (Cost $14,641)		16,892
Other Assets and Liabilities-Net (0.1%)		17
Net Assets (100%)		16,909

* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

S&P Small-Cap 600 Value Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $14,641,000. Net unrealized appreciation of investment securities for tax purposes was $2,251,000, consisting of unrealized gains of $2,965,000 on securities that had risen in value since their purchase and $714,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments
As of November 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.5%)
Wolverine World Wide Inc.	2,708	117
* Steven Madden Ltd.	2,259	101
* Vitamin Shoppe Inc.	1,646	98
* Coinstar Inc.	1,732	81
* Hibbett Sports Inc.	1,452	78
Buckle Inc.	1,513	77
* Buffalo Wild Wings Inc.	1,028	74
* Genesco Inc.	1,344	74
* Jos A Bank Clothiers Inc.	1,544	67
* Children's Place Retail Stores Inc.	1,333	65
Sturm Ruger & Co. Inc.	1,058	62
* Lumber Liquidators Holdings Inc.	1,046	56
* Iconix Brand Group Inc.	2,713	55
* DineEquity Inc.	858	54
Arbitron Inc.	1,443	53
Monro Muffler Brake Inc.	1,610	52
* Papa John's International Inc.	970	51
Cracker Barrel Old Country Store Inc.	835	51
Pool Corp.	1,211	51
Hillenbrand Inc.	2,330	49
* BJ's Restaurants Inc.	1,361	47
Brunswick Corp.	1,593	41
Ryland Group Inc.	1,183	40
* Fifth & Pacific Cos. Inc.	3,155	38
True Religion Apparel Inc.	1,352	35
* Select Comfort Corp.	1,315	35
* American Public Education Inc.	1,007	35
Texas Roadhouse Inc. Class A	1,955	32
* Helen of Troy Ltd.	1,010	31
CEC Entertainment Inc.	937	29
Finish Line Inc. Class A	1,415	29
* iRobot Corp.	1,446	27
* Blue Nile Inc.	687	27
Cato Corp. Class A	901	26
* rue21 inc	876	25
* Biglari Holdings Inc.	67	24
* Crocs Inc.	1,813	24
* SHFL Entertainment Inc.	1,374	19
Oxford Industries Inc.	343	19
Interval Leisure Group Inc.	987	19
* Capella Education Co.	658	18
* Zumiez Inc.	845	18
* Maidenform Brands Inc.	687	13
* Multimedia Games Holding Co. Inc.	530	8
Blyth Inc.	432	7
Universal Technical Institute Inc.	715	7
* Kirkland's Inc.	475	4
		2,043

Consumer Staples (5.3%)
* TreeHouse Foods Inc.	2,004	105
Casey's General Stores Inc.	2,123	105
* Hain Celestial Group Inc.	1,568	94
* United Natural Foods Inc.	1,596	83
Sanderson Farms Inc.	1,103	53
* Boston Beer Co. Inc. Class A	468	53
J&J Snack Foods Corp.	825	52
* Darling International Inc.	3,054	52
WD-40 Co.	827	39
B&G Foods Inc.	1,322	39
Snyders-Lance Inc.	1,152	28
* Medifast Inc.	762	24
Diamond Foods Inc.	734	10
Calavo Growers Inc.	430	10
Inter Parfums Inc.	446	9
		756
Energy (3.7%)
Lufkin Industries Inc.	1,862	102
* SEACOR Holdings Inc.	1,103	100
* Gulfport Energy Corp.	1,809	69
* Geospace Technologies Corp.	710	54
* Approach Resources Inc.	1,836	43
* Hornbeck Offshore Services Inc.	906	33
* Contango Oil & Gas Co.	717	29
* PDC Energy Inc.	668	24
* Carrizo Oil & Gas Inc.	1,110	23
* Cloud Peak Energy Inc.	818	15
* ION Geophysical Corp.	2,142	13
* Pioneer Energy Services Corp.	1,472	11
* Basic Energy Services Inc.	537	6
		522
Financials (14.9%)
ProAssurance Corp.	1,702	154
Mid-America Apartment Communities Inc.	2,281	142
Tanger Factory Outlet Centers	3,068	101
Extra Space Storage Inc.	2,782	98
Kilroy Realty Corp.	2,088	94
EastGroup Properties Inc.	1,615	84
Post Properties Inc.	1,683	83
* First Cash Financial Services Inc.	1,454	70
PS Business Parks Inc.	993	64
MarketAxess Holdings Inc.	2,059	64
* EPR Properties	1,373	62
Cash America International Inc.	1,631	61
RLI Corp.	939	61
* Financial Engines Inc.	2,245	59
Sovran Self Storage Inc.	879	54
* World Acceptance Corp.	722	53
* Ezcorp Inc. Class A	2,488	48
* Stifel Financial Corp.	1,566	48
UMB Financial Corp.	1,111	47
Healthcare Realty Trust Inc.	1,951	47
* Texas Capital Bancshares Inc.	952	43
Acadia Realty Trust	1,696	42
First Financial Bankshares Inc.	951	37

Infinity Property & Casualty Corp.	652	36
Bank of the Ozarks Inc.	952	30
LTC Properties Inc.	918	30
* Virtus Investment Partners Inc.	242	28
ViewPoint Financial Group Inc.	1,345	27
Colonial Properties Trust	1,338	27
Community Bank System Inc.	1,014	27
Oritani Financial Corp.	1,604	23
Universal Health Realty Income Trust	468	23
Government Properties Income Trust	986	23
First Financial Bancorp	1,458	21
Saul Centers Inc.	481	20
* eHealth Inc.	750	19
Sabra Health Care REIT Inc.	817	18
Home BancShares Inc.	527	17
Tompkins Financial Corp.	447	17
* Navigators Group Inc.	316	17
PacWest Bancorp	592	15
CVB Financial Corp.	1,441	15
Urstadt Biddle Properties Inc. Class A	686	13
City Holding Co.	365	12
Inland Real Estate Corp.	1,342	11
* HFF Inc. Class A	592	9
* Hanmi Financial Corp.	615	8
Banner Corp.	211	6
		2,108
Health Care (15.7%)
* Cubist Pharmaceuticals Inc.	3,544	144
* Salix Pharmaceuticals Ltd.	2,768	119
* Haemonetics Corp.	1,421	115
* ViroPharma Inc.	3,808	94
Questcor Pharmaceuticals Inc.	3,313	86
* Centene Corp.	1,915	84
* Magellan Health Services Inc.	1,516	79
* MWI Veterinary Supply Inc.	662	74
* Align Technology Inc.	2,652	73
Chemed Corp.	1,055	72
* Air Methods Corp.	641	70
* Cyberonics Inc.	1,321	68
West Pharmaceutical Services Inc.	1,225	66
* Medicines Co.	2,957	63
* Neogen Corp.	1,227	56
* Acorda Therapeutics Inc.	2,212	56
* Akorn Inc.	3,756	51
Analogic Corp.	681	50
* PSS World Medical Inc.	1,758	50
* Medidata Solutions Inc.	1,218	49
* PAREXEL International Corp.	1,461	47
* Abaxis Inc.	1,149	43
* ICU Medical Inc.	692	41
Quality Systems Inc.	2,217	40
* Luminex Corp.	2,132	37
* NuVasive Inc.	2,426	35
* IPC The Hospitalist Co. Inc.	929	35
* Spectrum Pharmaceuticals Inc.	2,870	34
Landauer Inc.	528	31
* Amsurg Corp. Class A	1,110	31

* Integra LifeSciences Holdings Corp.	792	31
Computer Programs & Systems Inc.	580	29
* Momenta Pharmaceuticals Inc.	2,538	27
Meridian Bioscience Inc.	1,329	27
Ensign Group Inc.	970	25
* Bio-Reference Labs Inc.	843	22
Cantel Medical Corp.	798	22
* HealthStream Inc.	866	20
* Greatbatch Inc.	896	20
* Hi-Tech Pharmacal Co. Inc.	605	18
* Merit Medical Systems Inc.	1,303	18
* Emergent Biosolutions Inc.	976	15
* Corvel Corp.	345	14
* Omnicell Inc.	762	12
* Arqule Inc.	3,266	9
* SurModics Inc.	238	5
* Enzo Biochem Inc.	758	2
		2,209
Industrials (12.2%)
Toro Co.	3,259	146
* Teledyne Technologies Inc.	2,043	129
Robbins & Myers Inc.	1,698	101
* Old Dominion Freight Line Inc.	2,817	94
* Portfolio Recovery Associates Inc.	935	92
Franklin Electric Co. Inc.	1,061	63
Allegiant Travel Co. Class A	840	62
* Moog Inc. Class A	1,629	60
AO Smith Corp.	929	58
Healthcare Services Group Inc.	2,381	56
Lindsay Corp.	703	56
AZZ Inc.	1,407	54
Forward Air Corp.	1,609	53
* Tetra Tech Inc.	2,075	53
* II-VI Inc.	3,022	52
Applied Industrial Technologies Inc.	1,284	51
Cubic Corp.	884	43
UniFirst Corp.	608	43
* Exponent Inc.	735	39
* Hub Group Inc. Class A	1,129	37
Belden Inc.	924	35
Watts Water Technologies Inc. Class A	799	33
Simpson Manufacturing Co. Inc.	982	32
American Science & Engineering Inc.	470	30
Kaman Corp.	797	29
Tennant Co.	695	27
* Encore Capital Group Inc.	940	25
Knight Transportation Inc.	1,470	22
* Aerovironment Inc.	1,056	22
National Presto Industries Inc.	270	21
Kaydon Corp.	690	16
Heartland Express Inc.	1,107	15
Cascade Corp.	223	14
CIRCOR International Inc.	399	14
AAON Inc.	566	12
* Consolidated Graphics Inc.	285	10
* Engility Holdings Inc.	475	9
* Dolan Co.	1,607	6

* NCI Building Systems Inc.	304	4
* Vicor Corp.	557	3
		1,721
Information Technology (24.5%)
* CommVault Systems Inc.	2,318	154
* Cymer Inc.	1,722	151
MAXIMUS Inc.	1,886	119
* Cirrus Logic Inc.	3,585	112
* JDA Software Group Inc.	2,374	106
* Hittite Microwave Corp.	1,501	91
* ViaSat Inc.	2,192	84
* Sourcefire Inc.	1,656	81
FEI Co.	1,453	80
Cognex Corp.	2,206	79
* NETGEAR Inc.	2,104	73
j2 Global Inc.	2,371	72
Littelfuse Inc.	1,209	70
* Tyler Technologies Inc.	1,443	68
* Microsemi Corp.	3,491	67
* CACI International Inc. Class A	1,254	64
* 3D Systems Corp.	1,423	64
* Manhattan Associates Inc.	1,108	63
* OSI Systems Inc.	1,033	63
* Veeco Instruments Inc.	2,164	62
* Coherent Inc.	1,314	61
* OpenTable Inc.	1,256	56
Blackbaud Inc.	2,511	56
* Liquidity Services Inc.	1,336	55
* Netscout Systems Inc.	1,982	50
Power Integrations Inc.	1,592	50
* Synaptics Inc.	1,820	49
* Kulicke & Soffa Industries Inc.	4,084	47
MKS Instruments Inc.	1,837	45
MTS Systems Corp.	889	43
* MicroStrategy Inc. Class A	477	42
Cabot Microelectronics Corp.	1,289	42
Heartland Payment Systems Inc.	1,346	40
* LivePerson Inc.	2,762	36
OPNET	851	35
* DealerTrack Holdings Inc.	1,309	35
* Cardtronics Inc.	1,512	35
* Progress Software Corp.	1,662	33
* FARO Technologies Inc.	944	33
Blucora Inc.	2,255	33
* Ultratech Inc.	1,003	33
* Bottomline Technologies Inc.	1,331	33
* ExlService Holdings Inc.	1,142	31
Tessera Technologies Inc.	1,870	30
Ebix Inc.	1,781	30
* Websense Inc.	2,028	28
* Synchronoss Technologies Inc.	1,513	28
* TriQuint Semiconductor Inc.	5,298	27
* Interactive Intelligence Group Inc.	829	27
* LogMeIn Inc.	1,243	27
* Rogers Corp.	587	26
* Entropic Communications Inc.	4,918	25
* Volterra Semiconductor Corp.	1,421	25

Badger Meter Inc.	533	24
* Monolithic Power Systems Inc.	1,125	24
* comScore Inc.	1,788	24
Forrester Research Inc.	802	22
* GT Advanced Technologies Inc.	6,621	22
* Stamps.com Inc.	825	21
* CSG Systems International Inc.	1,121	21
* Exar Corp.	2,534	21
Brooks Automation Inc.	2,511	19
* Ceva Inc.	1,260	19
* Diodes Inc.	1,240	19
* Measurement Specialties Inc.	576	18
Micrel Inc.	1,685	16
* Higher One Holdings Inc.	1,829	16
* DTS Inc.	1,054	16
* Electronics for Imaging Inc.	876	16
* Rofin-Sinar Technologies Inc.	752	16
Monotype Imaging Holdings Inc.	1,025	16
* ATMI Inc.	766	15
* Nanometrics Inc.	804	12
* iGATE Corp.	766	11
Park Electrochemical Corp.	463	11
* Dice Holdings Inc.	1,251	11
* Oplink Communications Inc.	673	10
EPIQ Systems Inc.	839	10
* Virtusa Corp.	522	8
* Mercury Systems Inc.	918	8
* TeleTech Holdings Inc.	472	8
* Rubicon Technology Inc.	922	6
* QuinStreet Inc.	917	6
* Kopin Corp.	1,616	5
* VASCO Data Security International Inc.	615	5
* Supertex Inc.	225	4
* STR Holdings Inc.	1,362	3
		3,452
Materials (4.9%)
Schweitzer-Mauduit International Inc.	1,724	65
Balchem Corp.	1,620	58
Innophos Holdings Inc.	1,207	58
Eagle Materials Inc.	915	49
Deltic Timber Corp.	605	42
HB Fuller Co.	1,265	42
Buckeye Technologies Inc.	1,471	41
Globe Specialty Metals Inc.	2,385	33
* KapStone Paper and Packaging Corp.	1,495	33
Stepan Co.	324	32
* Clearwater Paper Corp.	777	31
AMCOL International Corp.	832	25
* Kraton Performance Polymers Inc.	1,026	24
Quaker Chemical Corp.	429	21
Hawkins Inc.	511	20
Haynes International Inc.	431	20
Koppers Holdings Inc.	546	19
* Calgon Carbon Corp.	1,364	18
* LSB Industries Inc.	524	17
American Vanguard Corp.	498	17
PH Glatfelter Co.	691	12

* Headwaters Inc.	1,355	10
		687
Telecommunication Services (0.2%)
Atlantic Tele-Network Inc.	521	19
* General Communication Inc. Class A	801	7
Neutral Tandem Inc.	1,183	3
		29
Utilities (4.1%)
South Jersey Industries Inc.	1,709	85
UNS Energy Corp.	1,370	58
Piedmont Natural Gas Co. Inc.	1,833	57
New Jersey Resources Corp.	1,241	50
Southwest Gas Corp.	1,172	49
American States Water Co.	1,044	48
El Paso Electric Co.	1,373	44
Northwest Natural Gas Co.	881	39
UIL Holdings Corp.	1,072	38
ALLETE Inc.	949	37
NorthWestern Corp.	1,065	37
CH Energy Group Inc.	509	33
		575
Total Investments (100.0%) (Cost $12,688)		14,102
Other Assets and Liabilities-Net (0.0%)		(7)
Net Assets (100%)		14,095

* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2012, the cost of investment securities for tax purposes was $12,688,000. Net unrealized appreciation of investment securities for tax purposes was $1,414,000, consisting of unrealized gains of $2,306,000 on securities that had risen in value since their purchase and $892,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.